UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number: 811-09253

Wells Fargo Master Trust

(Exact name of registrant as specified in charter)

525 Market St., San Francisco, CA 94105

(Address of principal executive offices) (Zip code)

C. David Messman

Wells Fargo Funds Management, LLC

525 Market St., San Francisco, CA 94105

(Name and address of agent for service)

Registrant’s telephone number, including area code: 800-643-9691

Date of fiscal year end: May 31, 2003

Date of reporting period: May 31, 2003

ITEM 1. REPORT TO SHAREHOLDERS PORTFOLIO OF INVESTMENTS — MAY 31, 2003	MASTER PORTFOLIOS

MANAGED FIXED INCOME PORTFOLIO

Principal	Security Name	Interest Rate	Maturity Date	Value

Asset Backed Securities – 11.41%

1,500,000	Asset Securitization Corporation Series 1997-D4 Class A1C	7.42%	04/14/2029	$1,614,985

3,500,000	Banc One Insurance Trust	1.68	04/15/2008	3,498,319

3,000,000	Bankamerica Manufactured Housing Contract Series 1997-1 Class A8	6.73	06/10/2023	3,230,882

2,725,000	Chase Credit Card Master Trust Series 2001-3 Class C±	2.13	09/15/2006	2,717,855

5,000,000	Chase Funding Mortgage Loan 02/25/32	6.60	02/25/2032	5,494,950

3,500,000	Chase Funding Mtg 04/25/32	5.83	04/25/2032	3,677,152

2,700,000	Citibank Credit Card Issuance Trust Series 2001-C3 Class C3	6.65	05/15/2008	2,965,553

1,584,738	Contimortgage Home Equity Loan Trust Series 1997-4 Class A7	6.63	09/15/2016	1,613,456

4,970,000	Countrywide Asset-Backed Certificates Series 2000-1±	1.79	03/25/2031	4,962,554

923,100	Eqcc Home Equity Loan Trust Series 1996-2 Class A4	7.50	06/15/2021	925,375

2,859,297	Eqcc Home Equity Loan Trust Series 1997-2 Class A9	6.81	08/15/2028	2,923,825

507,062	GE Capital Mortgage Services Incorporated Series 1997-He2 Class A7	7.12	06/25/2027	529,606

3,762,942	Green Tree Financial Corporation Series 1997-7 Class A8	6.86	07/15/2029	4,011,807

3,115,000	Green Tree Home Equity Loan Trust Series 1999-A Class M1	6.92	08/15/2026	3,252,690

2,500,000	Green Tree Home Equity Loan Trust Series 1999-C Class M2	8.36	07/15/2030	2,736,350

641,917	Household Consumer Loan Trust Series 1997-1 Class A1±	1.44	03/15/2007	641,816

2,053,511	Household Consumer Loan Trust Series 1997-2 Class A1±	1.49	11/15/2007	2,053,501

4,500,000	Longbeach Mortgage	6.46	05/25/2032	4,981,360

1,350,260	Pass-Through Amortizing Credit Card Trust Series 2002-1A, Class A2Fl^±	2.67	06/18/2012	1,347,979

5,518,000	Rental Car Finance Corporation Series 1997-1 Class B3^	6.70	09/25/2007	5,739,461

4,500,000	Residential Funding Mortgage Securities Series 2002-H13 Class A6	5.98	08/25/2019	4,898,453

3,666,022	Saxon Asset Securities Trust 1999-2 Class Af6	6.42	03/25/2014	3,887,664

1,299,887	Van Kampen CLO I Limited Series^±	1.58	10/08/2007	1,280,389

2,000,000	World Omni Automobile Lease Securitization Series 2001-Aa Class B^±	2.23	07/20/2007	1,988,185

Total Asset Backed Securities (Cost $68,474,385)				70,974,166

Collateralized Mortgage Obligations – 5.21%

455,853	American Housing Trust Series V1 Class 1-I	9.15	05/25/2020	461,553

982,350	Bank Of America Mortgage Securities Series 2001-C Class B1±	6.19	07/25/2031	986,801

1,345,856	Bank Of America Mortgage Security Series 2001-E Class B1±	6.19	09/25/2031	1,364,656

2,236,465	Countrywide Funding Corporation Series 1994-2 Class A11	6.50	02/25/2009	2,245,768

2,699,472	Countrywide Mortgage Backed Securities Incorporated Series 1993-E Class A6	6.50	01/25/2024	2,709,918

756,955	Housing Securities Incorporated Series 1995-B Class A1A±	4.16	11/25/2028	760,427

346,851	LF Rothschild Mortgage Trust Series 2 Class Z	9.95	08/01/2017	408,713

4,750,000	Merrill Lynch Mortgage Investors Incorporated Series 1997-C1 Class A3	7.12	06/18/2029	5,397,863

4,000,000	Nationslink Funding Corporation	6.65	11/10/2030	4,336,380

1,199,524	Nationslink Funding Corporation Series 1999-Sl Class D	7.56	11/10/2030	1,337,884

2,878,542	Prudential Home Mortgage Securities Series 1993-57 Class A9	6.50	12/25/2023	2,882,860

1,385,000	Safeco Corporation	4.88	02/01/2010	1,472,737

5,437,508	Vendee Mortgage Trust Series 1992-2 Class G	7.25	02/15/2019	5,527,988

2,495,656	Washington Mutual Series 2002-Ar4 A8±	5.56	04/26/2032	2,520,222

Total Collateralized Mortgage Obligations (Cost $31,163,721)				32,413,770

Corporate Bonds & Notes – 36.64%

Apparel & Other Finished Products Made From Fabrics & Similar Materials – 0.34%

2,100,000	Tommy Hilfiger USA Incorporated	6.50	06/01/2003	2,100,000

MASTER PORTFOLIOS	PORTFOLIO OF INVESTMENTS — MAY 31, 2003

MANAGED FIXED INCOME PORTFOLIO

Principal	Security Name	Interest Rate	Maturity Date	Value

Business Improvement Revenue – 0.11%

650,000	Fiserv Incorporated^	4.00%	04/15/2008	$673,821

Business Services – 1.82%

1,500,000	Citigroup Incorporated	6.50	01/18/2011	1,768,994

2,300,000	First Data Corporation	5.80	12/15/2008	2,634,114

1,750,000	NCR Corporation^	7.13	06/15/2009	1,925,292

2,120,000	Thompson Corporation	6.20	01/05/2012	2,444,042

2,250,000	Time Warner Companies Incorporated	7.57	02/01/2024	2,545,736

				11,318,177

Chemicals And Allied Products – 2.48%

850,000	America Home Products (Wyeth)	6.70	03/15/2011	1,006,369

1,925,000	Athena Neuro Finance LLC	7.25	02/21/2008	1,549,625

2,000,000	Bristol Myers Squibb	5.75	10/01/2011	2,245,632

1,450,000	Dial Corporation	7.00	08/15/2006	1,644,815

2,000,000	Eastman Chemical	7.00	04/15/2012	2,330,190

1,900,000	Olin Corporation	9.13	12/15/2011	2,342,795

2,450,000	RPM International Incorporated	7.00	06/15/2005	2,588,420

1,625,000	Watson Pharmaceuticals Incorporated	7.13	05/15/2008	1,718,438

				15,426,283

Communications – 0.96%

2,000,000	Cox Enterprises Incorporated^	8.00	02/15/2007	2,309,372

1,495,000	US West Communications	5.63	11/15/2008	1,442,675

1,750,000	Viacom Incorporated	7.70	07/30/2010	2,190,722

				5,942,769

Depository Institutions – 6.62%

3,300,000	Associated Bancorp	6.75	08/15/2011	3,829,482

3,000,000	Bank One Capital IV±	2.84	09/01/2030	3,037,929

5,000,000	Bankamerica Capital III±	1.94	01/15/2027	4,539,480

2,250,000	BB&T Corporation	6.50	08/01/2011	2,664,873

5,000,000	Chase Capital±	1.98	08/01/2028	4,385,580

3,000,000	City National Bank	6.75	09/01/2011	3,457,386

1,750,000	Colonial Bank	9.38	06/01/2011	2,016,091

750,000	Corestates Capital Trust II^±	2.03	01/15/2027	684,059

3,200,000	First American Corporation	7.25	05/01/2006	3,671,661

2,000,000	First Union National Bank	7.80	08/18/2010	2,506,430

3,000,000	Firstar Bank NA	7.13	12/01/2009	3,648,534

1,440,000	Fleet Capital Trust ±	2.28	12/18/2028	1,313,608

1,750,000	Old Kent Financial Corporation	6.63	11/15/2005	1,936,107

1,425,000	US Bank N.A.	6.38	08/01/2011	1,678,208

1,500,000	Washington Mutual Bank	6.88	06/15/2011	1,791,315

				41,160,743

Eating And Drinking Places – 0.22%

1,325,000	Aramark Services Incorporated	6.75	08/01/2004	1,386,856

PORTFOLIO OF INVESTMENTS — MAY 31, 2003	MASTER PORTFOLIOS

MANAGED FIXED INCOME PORTFOLIO

Principal	Security Name	Interest Rate	Maturity Date	Value

Educational Services – 0.69%

3,750,000	Stanford University	6.16%	04/30/2011	$4,294,448

Electric, Gas, And Sanitary Services – 0.59%

2,000,000	Duke Energy Field Services	7.88	08/16/2010	2,403,920

1,134,146	Niagara Mohawk Power Series F	7.63	10/01/2005	1,271,842

				3,675,762

Electronic And Other Electrical Equipment & Components, Except Computer Equipment – 1.10%

2,500,000	General Electric Company	5.00	02/01/2013	2,670,035

1,700,000	Hyundai Semiconductor^	8.25	05/15/2004	1,432,248

2,709,000	Philips Electronics	6.75	08/15/2003	2,735,795

				6,838,078

Fabricated Metal Products, Except Machinery And Transportation Equipment – 0.22%

1,250,000	Masco Corporation	6.75	03/15/2006	1,395,320

Food And Kindred Products – 0.82%

850,000	Campbell Soup Company±	1.76	10/18/2003	851,115

2,000,000	Conagra Foods Incorporated	7.88	09/15/2010	2,521,368

1,500,000	General Mills Incorporated	6.00	02/15/2012	1,712,520

				5,085,003

Health Care – 0.09%

850,000	Healthsouth Corporation^^	7.63	06/01/2012	573,750

Health Services – 0.57%

2,800,000	AARP^	7.50	05/01/2031	3,541,698

Holding And Other Investment Offices – 1.41%

3,000,000	Manufacturers & Traders Trust Company	8.00	10/01/2010	3,736,110

1,300,000	Monumental Global Funding II^	6.05	01/19/2006	1,437,238

1,750,000	National City Bank	7.25	07/15/2010	2,116,828

2,500,000	Toll Road Investment Partnership II LP^@	7.09	02/15/2015	1,468,270

				8,758,446

Hotels, Rooming Houses, Camps, & Other Lodge Places – 0.20%

170,000	Marriott International Incorporated Series B	6.88	11/15/2005	184,835

1,000,000	MGM Incorporated	6.95	02/01/2005	1,042,500

				1,227,335

Industrial & Commercial Machinery & Computer Equipment – 1.17%

3,000,000	Applied Materials Incorporated	7.00	09/06/2005	3,320,874

600,000	Applied Materials Incorporated	6.70	09/06/2005	660,231

1,700,000	Pall Corporation^	6.00	08/01/2012	1,876,127

1,400,000	Solectron Corporation Series B	7.38	03/01/2006	1,400,000

				7,257,232

MASTER PORTFOLIOS	PORTFOLIO OF INVESTMENTS — MAY 31, 2003

MANAGED FIXED INCOME PORTFOLIO

Principal	Security Name	Interest Rate	Maturity Date	Value

Insurance Carriers – 6.12%

2,000,000	Allstate Financial Global Funding^	6.50%	06/14/2011	$2,274,022

1,500,000	Amerus Group Company	6.95	06/15/2005	1,533,083

2,000,000	AON Corporation	6.90	07/01/2004	2,089,016

1,000,000	Equitable Life Assurance Society^	6.95	12/01/2005	1,118,626

2,875,000	John Hancock Global Funding III^	7.90	07/02/2010	3,577,782

2,250,000	Lincoln National Corporation	7.25	05/15/2005	2,486,059

750,000	Lincoln National Corporation	6.20	12/15/2011	852,781

2,200,000	Markel Corporation	7.20	08/15/2007	2,462,682

2,825,000	Mass Mutual Life Insurance Company^	7.63	11/15/2023	3,572,701

2,450,000	Minnesota Life Insurance Company^	8.25	09/15/2025	3,082,551

3,000,000	Pacific Mutual Life Insurance Company^	7.90	12/30/2023	3,623,058

1,650,000	Protective Life US Funding^	5.88	08/15/2006	1,829,812

2,450,000	Prudential Insurance Company^	7.65	07/01/2007	2,835,544

2,100,000	Reinsurance Group of America^	7.25	04/01/2006	2,287,240

2,000,000	Reliastar Financial Corporation	8.00	10/30/2006	2,330,290

2,000,000	Unitrin Incorporated	5.75	07/01/2007	2,139,036

				38,094,283

Measuring, Analyzing, & Controlling Instruments: Photographic, Medical & Optical Goods – 0.98%

176,000	Bausch & Lomb Incorporated	6.75	12/15/2004	181,720

1,250,000	Bausch & Lomb, Incorporated	7.13	08/01/2028	1,184,375

2,250,000	Beckman Coulter Incorporated	6.88	11/15/2011	2,596,361

2,000,000	Raytheon Company	5.50	11/15/2012	2,152,486

				6,114,942

Metal Mining – 0.20%

1,200,000	Phelps Dodge Corporation	6.38	11/01/2004	1,230,928

Non-Depository Credit Institutions – 1.85%

3,600,000	Cargill Incorporated	8.35	02/12/2011	3,747,380

2,500,000	Ford Motor Credit Company	7.38	10/28/2009	2,603,283

1,700,000	GMAC	5.85	01/14/2009	1,723,632

3,075,000	Mellon Funding Corporation	7.50	06/15/2005	3,426,491

				11,500,786

Oil & Gas Extraction – 0.51%

1,300,000	Conoco Incorporated	6.35	04/15/2009	1,521,400

1,500,000	Northern Natural Gas^	5.38	10/31/2012	1,629,650

				3,151,050

Paper And Allied Products – 0.74%

1,100,000	Fort James Corporation	6.70	11/15/2003	1,105,500

1,750,000	International Paper Company	6.75	09/01/2011	2,047,392

1,250,000	MeadWestvaco Corporation	6.85	04/01/2012	1,460,076

				4,612,968

PORTFOLIO OF INVESTMENTS — MAY 31, 2003	MASTER PORTFOLIOS

MANAGED FIXED INCOME PORTFOLIO

Principal	Security Name	Interest Rate	Maturity Date	Value

Personal Services – 0.55%

1,770,000	Cendant Corporation	7.38%	01/15/2013	$2,057,947

1,200,000	Cintas Corporation^	6.00	06/01/2012	1,379,760

				3,437,707

Petroleum Refining And Related Industries – 0.40%

1,520,000	Coastal Corporation	6.50	05/15/2006	1,377,500

1,000,000	Marathon Oil Corporation	6.13	03/15/2012	1,131,003

				2,508,503

Primary Metal Industries – 0.39%

2,000,000	Alcoa Incorporated	7.38	08/01/2010	2,443,080

Printing, Publishing, And Allied Industries – 0.63%

475,000	American Greetings Corporation	6.10	08/01/2028	478,563

3,325,000	Scholastic Corporation	7.00	12/15/2003	3,420,175

				3,898,737

Security And Commodity Brokers, Dealers, Exchanges & Services – 1.00%

2,000,000	Merrill Lynch±	1.74	05/22/2006	2,006,406

2,500,000	Morgan Stanley Dean Witter	6.75	04/15/2011	2,943,760

1,250,000	Paine Webber Group Incorporated	6.90	08/15/2003	1,263,663

				6,213,829

Special Tax Revenue – 0.26%

1,500,000	Shurgard Storage Centers	5.88	03/15/2013	1,615,386

Stone, Clay, Glass, And Concrete Products – 0.30%

1,718,128	3M Employee Stock Ownership Plan^	5.62	07/15/2009	1,877,175

Technology – 0.41%

1,750,000	Thomas And Betts Corporation	6.63	05/07/2008	1,767,500

750,000	Thomas And Betts Corporation	7.25	06/01/2013	753,750

				2,521,250

Telecommunications – 0.39%

2,310,000	Sprint Capital Corporation	6.00	01/15/2007	2,434,172

Transportation By Air – 1.24%

1,159,661	Continental Airlines Incorporated Series 01-1	7.03	06/15/2011	818,129

1,932,195	Continental Airlines Incorporated Series 972A	7.15	06/30/2007	1,584,516

1,426,002	Continental Airlines Incorporated Series 974C	6.80	07/02/2007	931,500

645,332	Delta Air Lines Incorporated	7.78	01/02/2012	487,262

2,669,011	Fedex Corporation	7.52	01/15/2018	3,020,840

883,582	Northwest Airlines Incorporated Series 991A	6.81	02/01/2020	730,183

1,000,000	United Air Lines Incorporated Series 01-1	6.83	09/01/2008	167,691

				7,740,122

MASTER PORTFOLIOS	PORTFOLIO OF INVESTMENTS — MAY 31, 2003

MANAGED FIXED INCOME PORTFOLIO

Principal	Security Name	Interest Rate	Maturity Date	Value

Transportation Equipment – 0.96%

1,750,000	Daimler Chrysler	7.75%	01/18/2011	$2,114,182

2,000,000	Honeywell International	6.13	11/01/2011	2,297,772

1,500,000	Navistar International Corporation	9.38	06/01/2006	1,545,000

				5,956,954

US Corporate – 0.30%

1,585,000	Transocean Offshore Region	6.63	04/15/2011	1,852,496

Total Corporate Bonds & Notes (Cost $213,569,533)				227,860,090

Municipal Bonds & Notes – 3.59%

2,300,000	Bridgeport CT GO Taxable Pension Bonds FGIC Insured	7.33	01/15/2007	2,682,605

3,805,000	Hudson County NJ Improvement Authority Facilities Leasing Revenue	7.40	12/01/2025	4,817,701

890,000	La Crosse WI GO Series B	5.00	12/01/2009	967,581

940,000	La Crosse WI GO Series B	5.20	12/01/2010	1,015,811

2,000,000	Minneapolis, St Paul MN Metropolitan Airports Commission Series 15	6.05	01/01/2012	2,304,820

3,035,000	Minneapolis MN GO Series A	6.00	02/01/2026	3,180,832

1,000,000	Stratford CT GO FGIC Insured	6.28	02/15/2009	1,161,680

5,000,000	Student Loan Finance Association Washington Education Ln Rev±	1.40	06/01/2038	5,000,000

1,000,000	Texas State GO	7.15	12/01/2009	1,214,530

Total Municipal Bonds & Notes (Cost $20,100,833)				22,345,560

US Government Agency Securities – 36.59%

Federal Home Loan Mortgage Corporation – 18.22%

137,540	FHLMC # 846367±	4.60	04/01/2029	142,374

5,232,000	FHLMC Corporation #2399	6.50	10/15/2025	5,282,332

77,242	FHLMC # 410425±	4.54	09/01/2026	79,444

49,271	FHLMC # 410464±	4.25	11/01/2026	50,871

402,959	FHLMC # 606279±	3.77	02/01/2015	411,102

5,008,960	FHLMC Series 1675 Class KZ	6.50	02/15/2024	5,440,837

6,480,451	FHLMC Series 2117 Class MK	6.00	02/15/2011	6,579,734

4,463,868	FHLMC Series 2146 Class VB	6.00	12/15/2014	4,618,145

3,753,634	FHLMC Series 2218 Class B	6.00	11/15/2027	3,796,262

5,930,000	FHLMC Series 2358 Class PD	6.00	09/15/2016	6,385,322

10,000,000	FHLMC Series 2360 Class PE	6.00	11/15/2013	10,274,094

12,500,000	FHLMC Series 2363 Class PF	6.00	09/15/2016	13,440,008

16,300,000	FHLMC Series 2416 Class PE	6.00	10/15/2021	17,460,964

8,000,000	FHLMC Series 2416 Class PF	6.00	08/15/2018	8,380,078

2,000,000	FHLMC Series 2439 Class LG	6.00	09/15/2030	2,086,101

15,000,000	FHLMC Series Class 2426 GJ	6.00	03/15/2032	15,894,836

5,710,527	FHLMC Series T-20 Class A6	7.49	09/25/2029	6,203,207

3,441,236	FHLMC	6.00	06/01/2017	3,571,356

3,113,039	FHLMC	6.00	07/01/2017	3,230,750

				113,327,817

PORTFOLIO OF INVESTMENTS — MAY 31, 2003	MASTER PORTFOLIOS

MANAGED FIXED INCOME PORTFOLIO

Principal	Security Name	Interest Rate	Maturity Date	Value

Federal National Mortgage Association – 9.88%

2,114,117	FNMA Grantor Trust	7.00%	12/25/2041	$2,301,745

6,090,776	FNMA	6.50	11/25/2042	6,370,740

7,500,000	FNMA	5.50	07/25/2042	7,833,825

2,621,223	FNMA	5.50	04/01/2018	2,722,512

4,931,487	FNMA	5.50	02/01/2018	5,122,050

5,000,000	FNMA M1B	6.12	05/25/2013	5,537,843

44,244	FNMA #342042±	4.35	06/01/2025	45,426

94,981	FNMA #344689±	4.03	11/01/2025	97,501

90,727	FNMA #344692±	3.97	10/01/2025	92,799

92,317	FNMA #347712±	4.63	06/01/2026	95,581

4,689,276	FNMA #375168	7.13	06/01/2004	4,818,323

2,468,223	FNMA #375462	6.61	11/01/2007	2,818,523

4,705,436	FNMA #380581	6.18	08/01/2008	5,360,173

3,914,918	FNMA #383017	6.49	01/01/2008	4,449,806

1,366,617	FNMA #73272	6.48	12/01/2005	1,484,362

3,258,812	FNMA #73919	6.80	01/01/2004	3,278,626

1,438,999	FNMA #557072±	3.26	06/01/2040	1,474,122

67,535	FNMA Series 1988-5 Z	9.20	03/25/2018	74,007

1,935,464	FNMA Series 1994-30 Class M	6.50	02/25/2024	1,951,605

2,000,000	FNMA Series 1998-M6 Class A2	6.32	08/15/2008	2,206,032

3,303,439	FNMA Series 2001-5 Class OR	6.00	01/25/2012	3,320,722

				61,456,322

Government National Mortgage Association – 8.48%

830	GNMA #525830	7.60	12/15/2041	983

34,723	GNMA #531964	7.72	11/15/2003	41,649

2,917,994	GNMA #780626	7.00	08/15/2027	3,074,836

475,804	GNMA #473917	7.00	04/15/2028	501,379

97,422	GNMA #525459	7.25	01/15/2004	114,115

461,910	GNMA #525459	7.25	01/15/2004	541,058

689,436	GNMA #531435	7.00	03/15/2004	799,585

4,919,301	GNMA Series 37 Class H	6.00	01/17/2021	5,006,887

35,000,000	GNMA Series 2003-3A Class JC	7.08	04/16/2024	42,363,672

266,409	GNMA #533857	7.35	01/15/2004	317,476

				52,761,639

Total US Government Agency Securities (Cost $214,931,332)				227,545,778

MASTER PORTFOLIOS	PORTFOLIO OF INVESTMENTS — MAY 31, 2003

MANAGED FIXED INCOME PORTFOLIO

Principal	Security Name	Interest Rate	Maturity Date	Value

US Treasury Securities – 5.09%

US Treasury Bonds – 3.47%

4,750,000	US Treasury Bond – Inflation Protected**	3.38%	04/15/2032	$6,162,345

6,810,000	US Treasury Bonds#	6.75	08/15/2026	9,091,350

10,000,000	US Treasury Principal Strip@	5.84	02/15/2015	6,319,770

				21,573,465

US Treasury Notes – 1.62%

2,400,000	US Treasury Note – Inflation Protected**	3.88	01/15/2009	3,084,449

3,300,000	US Treasury Note – Inflation Protected**	3.63	01/15/2008	4,215,380

2,300,000	US Treasury Note – Inflation Protected**	3.50	01/15/2011	2,772,398

				10,072,226

Total US Treasury Securities (Cost $28,349,076)				31,645,691

Shares

Short-Term Investments – 7.24%

45,033,759	Wells Fargo Cash Investment Fund~			45,033,759

Total Short-Term Investments (Cost $45,033,759)

Total Investments In Securities (Cost $621,622,640)*	105.77%			657,818,814

Other Assets And Liabilities, Net	(5.77)			(35,861,641)

Total Net Assets	100.00%			$621,957,173

#	Securities pledged as collateral for futures transactions. (See note 2)
^	Securities that may be resold to “Qualified institutional buyers” under rule 144A or securities offered pursuant to section 4(2) of the Securities Act of 1933, as amended.
±	Variable Rate Securities.
**	US Treasury inflation-protection securities (TIPS) are securities in which the principal amount is adjusted for inflation and the semi-annual interest payments equal a fixed percentage of the inflation-adjusted principal amount.
~	This Wells Fargo Fund invests cash balances that it retains for liquidity purposes in a Wells Fargo Money Market Fund. The fund does not pay an investment advisory fee to the Wells Fargo Money Market Fund for such investments.
@	Zero coupon bond. Interest rate presented is Yield to Maturity.
^^	This security is currently in default.
*	Cost for federal income tax purposes is $621,774,678 and net unrealized appreciation (depreciation) consist of:

Gross Unrealized Appreciation	$40,175,638
Gross Unrealized Depreciation	(4,131,502)

$36,044,136

The accompanying notes are an integral part of these financial statements.

PORTFOLIO OF INVESTMENTS — MAY 31, 2003	MASTER PORTFOLIOS

STABLE INCOME PORTFOLIO

Principal	Security Name	Interest Rate	Maturity Date	Value

Asset Backed Securities – 29.57%

7,500,000	Ameriquest Mortgage Securities, Inc. Series 2000-2±	1.96%	07/15/2030	$7,526,837

2,315,626	Asset Backed Securities Corp Home Equity Series 2001-HE2 Class A1±	1.57	06/15/2031	2,316,462

8,756,923	Bank Of America Mortgage Securities	4.57	02/25/2033	9,035,775

2,000,000	Bank One Issuance Trust Series 2002-C2±	2.30	05/15/2008	2,002,256

4,000,000	Capital Automotive Receivables Asset Trust Series 2001-1, Class A5±	1.39	07/15/2006	3,999,472

6,000,000	Chase Credit Card Master Trust Series 2000-3, Class B±	1.66	01/15/2008	6,005,657

2,000,000	Chase Credit Card Master Trust Series 2001-3 Class C±	2.16	09/15/2006	1,994,756

4,054,317	Chase Funding Loan Acquisition Trust Series 2001-FF1±	1.56	04/25/2031	4,054,962

6,560,000	Chesapeake Funding LLC Series 2002-1 Class A1±	1.51	06/07/2007	6,563,806

5,000,000	Chevy Chase Master Credit Card Trust Series 1998-A, Class B±	1.71	10/16/2006	5,001,187

4,292,580	Countrywide Asset Backed Certificates Series 2003-BC1±	1.72	03/25/2033	4,300,102

4,224,005	Countrywide Asset Backed Certificates Series 2003-SD1^±	2.01	12/25/2032	4,229,285

7,500,000	Countrywide Asset-Backed Certificates Series 2000-1±	1.79	03/25/2031	7,488,764

40,447	Countrywide Asset-Backed Certificates Series 2001-1, Class AF3	6.10	08/25/2026	40,389

998,291	Countrywide Home Equity Loan Trust Series 2000-B Class A2±	1.54	08/15/2026	994,777

5,255,465	Countrywide Abcert 2001-A A±	1.55	04/15/2027	5,253,316

5,430,520	CS First Boston Mortgage Securities Corp.±	5.44	12/19/2039	5,528,948

9,384,462	CS First Boston Mortgage Securities Corp. Series 2003-AR2±	4.92	02/25/2033	9,554,556

3,250,000	Daimler Chrysler Auto Trust Series 2000-E, Class A4	6.16	01/08/2006	3,391,267

1,454,756	EQCC Home Equity Loan Trust Series 1998-4 Class A1F±	1.75	01/15/2029	1,458,454

9,273,746	FHLMC Structured Pass Through Securities Series T-54, Class 4A	5.35	02/25/2043	9,673,676

7,267,033	Fifth Third Mortgage Loan Trust Series 2002-FTB1±	5.48	11/19/2032	7,430,541

5,440,000	First Plus Home Loan Trust Series 1997-3 Class A8	7.55	11/10/2023	5,437,334

5,000,000	First USA Credit Card Master Trust Series 1999-1, Class B±	1.72	10/19/2006	5,007,307

10,000,000	Fleet 2003-1 A1±	1.57	01/20/2033	9,993,750

4,750,000	Ford Credit Auto Owners Trust Series 2000-F, Class A3	6.58	11/15/2004	4,841,685

1,238,069	Green Tree Financial Corporation Series 1993-4, Class A4	6.60	01/15/2019	1,253,325

1,500,000	Household Consumer Loan Trust Series 1997-1, Class A3±	1.66	03/15/2007	1,480,561

1,666,667	Household Consumer Loan Trust Series 1997-2, Class A3±	1.71	11/15/2007	1,626,212

5,785,350	Household Home Equity Loan Trust Series 2002-2, Class A±	1.62	04/20/2032	5,789,116

3,437,874	IMC Home Equity Loan Trust Series 1998-3, Class A6	6.40	04/20/2026	3,488,699

3,689,421	Mellon Residential Funding Corporation Series 2001-Tbc1, Class A1±	1.66	11/15/2031	3,701,378

3,543,784	MLCC 2003-A 1A±	1.64	04/25/2028	3,547,013

8,236,502	MLM I03-A2	4.21	02/25/2033	8,296,696

9,848,167	Morgan Stanley Dean Witter Capital±	4.60	03/25/2033	10,246,251

5,243,064	Nations Link Funding Corporation Series 1999-Sl Class A1V±	1.66	11/10/2030	5,254,636

3,425,000	NLFC 1999-Sl A4 99-Sl A4	6.65	11/10/2030	3,713,025

3,741,477	Oakwood Mortgage Investors Incorporated Series 2000-A, Class A2	7.77	05/15/2017	3,841,070

5,926,760	Option One Mortgage Loan Trust±	1.74	02/25/2033	5,947,543

1,012,694	Pass Through Amortizing Credit Card Trust Series 2002-A1, Class A1Fl^±	2.07	06/18/2012	1,011,319

1,282,747	Pass Through Amortizing Credit Card Trust Series 2002-1A, Class A2F6^±	2.67	06/18/2012	1,280,580

1,780,538	Residential Asset Securities Corporation Series 2001-KSL Class AI3±	5.85	02/25/2026	1,785,353

3,266,081	Residential Funding Mortgage Series 2000-HS1±	1.56	09/20/2030	3,255,703

4,441,283	RFFC 03-RP1 A±	1.75	05/05/2033	4,441,283

9,665,517	Sasco 99-C3	3.83	03/25/2033	9,931,319

1,069,880	Sequoia Mortgage Trust±	2.43	10/25/2024	1,071,742

MASTER PORTFOLIOS	PORTFOLIO OF INVESTMENTS — MAY 31, 2003

STABLE INCOME PORTFOLIO

Principal	Security Name	Interest Rate	Maturity Date	Value

Asset Backed Securities (continued)

3,733,454	Sequoia Mortgage Trust 03-2 A-1±	1.65%	06/20/2033	$3,735,620

4,440,055	Sequoia Mortgage Trust Series 5±	1.67	10/19/2026	4,439,441

5,000,000	Strategic Hotel Capital Incorporated^±	1.86	02/15/2013	5,000,000

2,000,000	Structured Asset Repack TR^±	1.77	03/21/2006	1,999,646

5,000,000	Superior Wholesale Inventory Financing Trust Series 2001-A6, Class A±	1.40	01/16/2006	4,999,657

1,117,299	Toyota Auto Receivables Owner Trust Series 2001-B, Class A3±	1.39	03/15/2005	1,117,230

757,154	Vendee Mortgage Trust Series 1997-1, Class 2H	7.50	12/15/2003	765,498

5,000,000	Vendee Mortgage Trust Series 2002-3, Class B	6.00	03/15/2021	5,245,677

9,071,335	Washington Mutual Series 2003-Ar1±	4.56	03/25/2033	9,490,458

2,500,000	World Financial Network Credit Card Master Series 2001-A Class A±	1.55	06/16/2008	2,502,430

Total Asset Backed Securities (Cost $251,792,854)				253,383,803

Collateralized Mortgage Obligations – 9.31%

3,332,723	Bank Of America Mortgage Securities Series 2002-G Class 2A1±	7.08	07/20/2032	3,430,166

2,595,000	Bankamerica Manufactured Housing Contract Series 1997-1 Class A8	6.73	06/10/2023	2,794,713

1,105,766	Countrywide Home Loans±	3.35	12/25/2031	1,113,033

5,380,000	DVI Receivables Corp.±	1.86	09/12/2010	5,369,364

5,058,084	Fannie Mae Series 2002-90, Class A2	6.50	11/25/2042	5,290,580

2,643,583	GMAC Commercial Mortgage Securities Incorporated Series 1996-C1±	1.60	10/15/2028	2,636,974

5,665,555	GMAC Mortgage Corporation Loan Trust Series 2001-He 3, Class A2±	1.60	03/25/2027	5,654,483

551,946	Housing Securities Incorporated Series 1995-B Class A1A±	4.16	11/25/2028	554,478

4,805,763	Immpac CMB Trust Series 2001-4 Class A1±	1.74	12/25/2031	4,816,913

3,500,000	Mall Of America Company, LLC, Series 2000-1, Class A^±	1.61	03/12/2010	3,503,188

9,153,424	MLCC 99-A A MLCC Mortgage Investors Incorporated±	1.69	03/15/2025	9,166,449

764,545	MLCC Mortgage Investors Incorporated Series 1994-A, Class A3±	2.11	07/15/2019	769,959

1,108,164	MLCC Mortgage Investors Incorporated±	1.69	09/15/2021	1,107,624

14,722,578	MLCC Mortgage Investors Incorporated Series 1995-B Class A±	1.71	10/15/2020	14,746,036

2,518,469	MLCC Mortgage Investors Incorporated Series 97-B, Class A±	1.59	03/16/2026	2,516,636

846,723	Nations Link Funding Corporation Series 1999-Sl, Class D	7.56	11/10/2030	944,389

4,900,000	Principal Residential Mortgage Capital Series 2001-3A, Class A2^±	1.61	12/20/2006	4,900,098

3,069,221	Sasco Floating Rate Commercial Mortgage Series 2001-C8A, Class A^±	1.75	11/18/2010	3,068,637

2,367,731	Vendee Mortgage Trust Series 2001-1 Class 2B	7.00	12/15/2022	2,399,340

5,000,000	Witmer Funding LLC Series 2002-1A, Class A2^±	1.57	01/20/2007	4,996,875

Total Collateralized Mortgage Obligations (Cost $79,500,639)				79,779,935

Corporate Bonds & Notes – 22.01%

Business Services – 1.21%

2,250,000	Cendant Corporation	6.88	08/15/2006	2,501,795

1,750,000	Oracle Corporation	6.72	02/15/2004	1,815,450

6,000,000	Union Financial Services±	1.37	12/01/2032	6,017,131

				10,334,376

Chemicals And Allied Products – 0.62%

2,250,000	American Home Products Corporation	7.90	02/15/2005	2,479,849

2,720,000	Eastman Chemical	6.38	01/15/2004	2,794,547

				5,274,396

PORTFOLIO OF INVESTMENTS — MAY 31, 2003	MASTER PORTFOLIOS

STABLE INCOME PORTFOLIO

Principal	Security Name	Interest Rate	Maturity Date	Value

Depository Institutions – 2.92%

1,750,000	Associated BK Green Bay 12/10/2004±	1.39%	12/10/2004	$1,750,807

2,100,000	Bank Of America Corporation±	1.53	08/26/2005	2,106,004

1,250,000	First Bank Systems Incorporated	7.63	05/01/2005	1,385,716

2,450,000	Keycorp±	1.53	08/30/2004	2,448,709

2,500,000	Marshall & Ilsley Corporation	6.38	07/15/2003	2,514,178

1,200,000	Mercantile Bancorp	7.05	06/15/2004	1,271,081

2,000,000	Old Kent Bank And Trust	7.75	08/15/2010	2,225,066

2,000,000	PNC Bank N.A.	7.88	04/15/2005	2,196,962

2,475,000	PNC Funding Corp±	1.69	10/29/2004	2,479,245

1,500,000	Popular N.A. Incorporated±	2.94	10/15/2003	1,505,277

2,700,000	State Street Capital Trust II±	1.79	02/15/2008	2,699,808

2,450,000	Washington Mutual Banks±	1.70	07/25/2006	2,457,171

				25,040,023

Eating And Drinking Places – 0.34%

2,810,000	Aramark Services Incorporated	6.75	08/01/2004	2,941,182

Electric, Gas, And Sanitary Services – 0.30%

2,350,000	Duke Energy Field Services	7.50	08/16/2005	2,573,626

Electronic And Other Electrical Equipment & Components, Except Computer Equipment – 0.57%

2,455,000	Dominion Resources Incorporated±	1.88	07/02/2003	2,455,452

2,000,000	General Electric Capital Corporation±	1.41	09/15/2004	2,003,160

400,000	Philips Electronics NV Koninklijke	6.75	08/15/2003	403,956

				4,862,568

Fabricated Metal Products, Except Machinery And Transportation Equipment – 0.22%

1,845,000	Masco Corporation	6.13	09/15/2003	1,867,262

Food And Kindred Products – 1.09%

1,500,000	Campbell Soup Company±	1.76	10/18/2003	1,501,968

1,685,000	Conagra Foods Incorporated±	2.02	09/10/2003	1,686,193

1,750,000	General Mills Incorporated	8.11	11/18/2004	1,900,075

2,000,000	Heinz (HJ) Company Bonds Series^±	6.49	11/15/2003	2,041,806

2,250,000	Kraft Foods Incorporated±	1.48	11/26/2004	2,241,995

				9,372,037

Forestry – 0.35%

3,000,000	Weyerhaeuser Company±	2.38	09/15/2003	3,000,390

General Merchandise Stores – 0.23%

2,000,000	Sears Roebuck Acceptance 01/07/2004±	4.23	01/07/2004	2,012,386

Holding And Other Investment Offices – 2.51%

7,500,000	Collegiate Funding Services^±	1.35	12/01/2041	7,500,000

7,500,000	Collegiate Funding Services Education Loan Trust	1.64	09/28/2020	7,500,000

2,000,000	Golden Funding Corporation^±	1.64	06/21/2004	2,004,172

2,000,000	Monumental Global Funding^±	1.48	05/28/2004	2,001,954

2,500,000	Structured Asset Repackaged Trust^±	1.58	11/28/2003	2,501,683

				21,507,809

MASTER PORTFOLIOS	PORTFOLIO OF INVESTMENTS — MAY 31, 2003

STABLE INCOME PORTFOLIO

Principal	Security Name	Interest Rate	Maturity Date	Value

Hotels, Rooming Houses, Camps, & Other Lodge Places – 0.06%

500,000	Marriott International	6.63%	11/15/2003	$509,547

Industrial & Commercial Machinery & Computer Equipment – 0.39%

1,350,000	Parker-Hannifin Corporation±	2.09	10/01/2003	1,351,361

2,000,000	Smith International Incorporated^±	2.41	10/15/2003	2,001,248

				3,352,609

Insurance Agents, Brokers And Service – 1.07%

2,675,000	Allstate Financial Global^±	1.63	03/22/2005	2,675,233

3,750,000	Principal Life Global^±	1.63	05/27/2005	3,750,049

2,650,000	Protective Life US Funding Trust^	5.50	05/14/2004	2,750,692

				9,175,974

Insurance Carriers – 1.25%

1,900,000	Amerus Group Company	6.95	06/15/2005	1,941,905

1,250,000	AON Corporation	6.90	07/01/2004	1,305,635

1,000,000	Lincoln National Corporation	7.25	05/15/2005	1,104,915

1,915,000	Markel Corporation	7.25	11/01/2003	1,947,224

2,500,000	Monumental Life±	1.32	10/16/2003	2,500,213

1,850,000	Progressive Corporation	6.60	01/15/2004	1,908,149

				10,708,040

Measuring, Analyzing, & Controlling Instruments: Photographic, Medical & Optical Goods – 0.24%

2,050,000	Raytheon Company	5.70	11/01/2003	2,071,970

Miscellaneous Retail – 0.41%

3,500,000	Ek Float±	1.84	11/08/2004	3,499,437

Non-Depository Credit Institutions – 3.40%

2,000,000	American Honda Finance Corporation^±	1.64	11/15/2004	2,011,904

9,650,000	Education Funding Capital Trust±	1.35	06/01/2042	9,650,000

2,750,000	Ford Motor Credit Company±	1.51	04/28/2005	2,617,018

2,865,000	General Motors Acceptance Corporation±	3.34	03/04/2005	2,868,438

2,000,000	John Hancock Global Funding^±	1.60	09/12/2006	1,993,514

10,000,000	Morgan Stanley Dean Witter CC Heloc 03-1A	1.60	11/25/2003	10,000,000

				29,140,874

Oil And Gas – 0.17%

1,297,000	Columbia Energy Group	6.80	11/28/2005	1,424,220

Oil And Gas Extraction – 0.53%

1,000,000	Halliburton Company±	1.45	07/16/2003	997,560

3,490,000	US Marathon Oil Corporation	9.63	08/15/2003	3,541,558

				4,539,118

Primary Metal Industries – 0.21%

1,770,000	Alcoa Incorporated±	1.61	12/06/2004	1,773,744

Printing, Publishing, And Allied Industries – 0.24%

1,825,000	Time Warner Incorporated	8.11	08/15/2006	2,080,219

PORTFOLIO OF INVESTMENTS — MAY 31, 2003	MASTER PORTFOLIOS

STABLE INCOME PORTFOLIO

Principal	Security Name	Interest Rate	Maturity Date	Value

Railroad Transportation – 0.24%

2,000,000	Norfolk Southern Corporation	7.88%	02/15/2004	$2,086,904

Real Estate – 0.12%

1,000,000	Susa Partnership LP	7.13	11/01/2003	1,022,129

Security And Commodity Brokers, Dealers, Exchanges & Services – 1.03%

2,000,000	Merrill Lynch and Company Incorporated±	1.68	05/22/2006	2,006,406

6,818,393	Saloman Brothers Mortgage Securities Series 1999-AQ1, Class A±	1.64	04/25/2029	6,811,349

				8,817,755

Stone, Clay, Glass, And Concrete Products – 0.08%

700,000	Newell Rubbermaid Incorporated	5.70	09/22/2003	708,673

Student Loan Marketing Association – 1.17%

10,000,000	Student Loan Consolidations^±	1.33	07/01/2042	10,000,000

Transportation By Air – 0.18%

1,500,000	Federal Express Corporation	6.63	02/12/2004	1,551,812

Transportation Equipment – 0.86%

1,500,000	Boeing Capital Corporation±	2.23	10/15/2004	1,496,901

2,800,000	Daimler Chrysler N.A. Holdings±	1.61	08/16/2004	2,791,023

3,050,000	General Dynamics Corporation±	1.56	09/01/2004	3,052,858

				7,340,782

Total Corporate Bonds & Notes ($187,340,419)				188,589,861

Municipal Bonds & Notes – 2.86%

7,000,000	Arizona Educational Loan Marketing Corp Taxable Sub Series B-1±	1.45	12/01/2037	7,000,000

4,700,000	Colorado Student Obligation Bond Csoba 2003-VIII A2±	1.55	12/01/2032	4,700,000

2,450,000	Connecticut Stated GO Bonds	6.50	12/01/2003	2,511,887

595,000	Cow Creek Bank Umpaqua Tribe of Indians Ambac Insured^	6.20	07/01/2003	597,386

1,085,000	Hudson County NJ GO Bonds Remarked	6.09	09/01/2005	1,145,445

545,000	Seattle WA GO Bonds Series B	7.10	01/15/2004	563,939

8,000,000	Student Loan Finance Association Washington Education Loan REV±	1.43	06/01/2038	8,000,000

Total Municipal Bonds & Notes ($24,360,862)				24,518,657

US Government Agency Securities – 25.83%

Federal Agency And Government – 0.48%

28,800	SBA 500276 Truckee River BA±	6.13	05/25/2007	30,053

220,527	SBA 500957 National Bank of Company±	4.50	07/25/2014	232,323

164,478	SBA 501224 The Money Store	3.00	06/25/2015	167,812

27,245	SBA 502966 Union Planters±	5.48	05/25/2015	29,114

266,293	SBA 503405 Union Planters±	4.63	05/25/2016	284,452

942,142	SBA 503611 Union Planters±	4.13	12/25/2021	999,109

33,835	SBA 503653 Union Planters±	4.88	01/25/2010	35,470

643,085	SBA 503658 Union Planters±	5.38	09/25/2010	678,347

247,356	SBA 503664 Union Planters±	4.73	01/25/2013	261,211

1,249,307	SBA	7.88	05/01/2010	1,390,567

				4,108,459

MASTER PORTFOLIOS	PORTFOLIO OF INVESTMENTS — MAY 31, 2003

STABLE INCOME PORTFOLIO

Principal	Security Name	Interest Rate	Maturity Date	Value

Federal Home Loan Mortgage Corporation – 11.25%

30,000,000	FHLMC	1.88%	06/15/2006	$30,059,040

3,814,736	FHLMC	6.00	07/01/2017	3,958,978

51,905	FHLMC # 410220	4.15	10/01/2025	53,431

92,724	FHLMC # 46698±	3.52	12/01/2015	93,369

165,917	FHLMC # 611084	4.77	06/01/2030	171,516

1,159,883	FHLMC # 786614±	6.05	08/01/2025	1,210,675

6,529,068	FHLMC # W10002	6.78	11/01/2003	6,531,108

267,847	FHLMC # 845151±	4.66	06/01/2022	277,681

45,847	FHLMC # 846367±	4.60	04/01/2029	47,458

1,255,224	FHLMC Series 1192, Class I	7.50	01/15/2007	1,313,953

23,289,000	FHLMC Series 2356 Class GB	6.00	07/15/2013	23,816,498

5,161,000	FHLMC Series 2456 Class QB	5.50	04/15/2016	5,174,767

5,610,467	FHLMC Series T-35 Class A±	1.46	09/25/2031	5,611,598

7,500,000	FHLMC	4.50	03/15/2013	7,810,547

9,475,404	FHLMC Structured Pass Through Securities Series T-54, Class 3A	7.00	02/25/2043	10,268,969

				96,399,588

Federal National Mortgage Association – 13.93%

7,960,498	FNMA Grantor Trust Series 2002-T12, Class A3	7.50	05/25/2042	8,798,842

383,252	FNMA # 155506±	4.50	04/01/2022	394,829

1,127,973	FNMA # 190815±	3.52	07/01/2017	1,136,565

148,010	FNMA # 220706±	4.48	06/01/2023	152,123

1,294,158	FNMA # 253482	8.50	10/01/2030	1,393,241

133,460	FNMA # 318464±	3.75	04/01/2025	137,493

380,325	FNMA # 321051	4.45	08/01/2025	390,330

74,413	FNMA # 331866±	4.17	12/01/2025	76,604

124,548	FNMA # 519047±	4.39	09/01/2029	128,820

9,290,486	FNMA # 545927	6.50	12/01/2015	9,757,909

15,000,000	FNMA # 460900	3.92	01/01/2008	15,504,241

1,618,650	FNMA Series 1991-146 Class Z	8.00	10/25/2006	1,720,241

8,325,549	FNMA Series 2001-37, Class GA	8.00	07/25/2016	8,988,116

4,700,452	FNMA Series 2001-5 Class OR	6.00	01/25/2012	4,725,044

1,531,686	FNMA Series 2001-W1, Class AV1±	1.44	08/25/2031	1,531,296

20,000,000	FNMA Series 2002-16, Class QC	5.50	02/25/2012	20,473,840

15,000,000	FNMA Series 2002-3, Class ON	5.75	06/25/2012	15,185,906

14,545,000	FNMA Series 2002-7 Class QK	5.50	03/25/2015	14,858,449

3,427,450	FNMA Series 2002-W10	7.50	08/25/2042	3,788,405

10,000,000	FNMA	3.38	07/15/2004	10,238,990

				119,381,284

Government National Mortgage Association – 0.17%

1,374,383	GNMA # 780533	7.00	07/15/2008	1,474,455

Total US Government Agency Securities (Cost $218,354,366)				221,363,786

US Treasury Securities – 6.73%

33,150,000	US Treasury Notes – inflation protected*§	3.63	01/15/2008	42,345,403

12,000,000	US Treasury Notes – inflation protected*	3.38	01/15/2007	15,305,779

Total US Treasury Securities (Cost $55,224,981)				57,651,182

PORTFOLIO OF INVESTMENTS — MAY 31, 2003	MASTER PORTFOLIOS

STABLE INCOME PORTFOLIO

Shares	Security Name	Value

Short-Term Investments – 4.05%

34,730,940	Wells Fargo Cash Investment Fund~	$34,730,940

Total Short-Term Investments ($34,730,940)		34,730,940

Total Investments In Securities (Cost $851,305,061)*	100.36%	860,018,166

Other Assets and Liabilities, Net	(0.36)	(3,121,032)

Total Net Assets	100.00%	$856,897,134

^	Securities that may be resold to “Qualified institutional buyers” under rule 144A or securities offered pursuant to section 4(2) of the Securities Act of 1933, as amended.
±	Variable Rate Securities.
~	This Wells Fargo Fund invests cash balances that it retains for liquidity purposes in a Wells Fargo Money Market Fund. The fund does not pay an investment advisory fee to the Wells Fargo Money Market Fund for such investments.
§	Securities pledged as collateral for swaps transactions. (See note 2)
*	Cost for federal income tax purposes is substantially the same as for financial reporting purposes and net unrealized appreciation (depreciation) consist of:

Gross Unrealized Appreciation	$8,713,105
Gross Unrealized Depreciation	0

$8,713,105

The accompanying notes are an integral part of these financial statements.

MASTER PORTFOLIOS	PORTFOLIO OF INVESTMENTS — MAY 31, 2003

STRATEGIC VALUE BOND PORTFOLIO

Principal	Security Name	Interest Rate	Maturity Date	Value

Asset Backed Securities – 9.71%

1,839,000	Aesop Funding LLC Series 1998-1 Class A^	6.14%	05/20/2006	$1,974,618

1,500,000	Banc One Insurance Trust	1.68	04/15/2008	1,499,279

1,000,000	Chase Credit Card Master Trust Series 2001-3 Class C±	2.16	09/15/2006	997,378

1,000,000	Chase Funding Mortgage Loan	6.60	02/25/2032	1,098,990

1,200,000	Chase Funding Mortgage Loan	5.83	04/25/2032	1,260,738

1,000,000	Citibank Credit Card Issuance Trust Series 2001-C3 Class C3	6.65	05/15/2008	1,098,353

1,282,842	EQCC Home Equity Loan Trust Series 1999-2 Class A6F	6.69	07/25/2030	1,398,291

823,094	Green Tree Financial Corporation Series 1997-7 Class A8	6.86	07/15/2029	877,530

1,000,000	Green Tree Home Equity Loan Trust	6.92	08/15/2026	1,044,202

1,000,000	Green Tree Home Equity Loan Trust Series 1999-C Class M2	8.36	07/15/2030	1,094,540

385,150	Household Consumer Loan Trust Series 1997-1 Class A1±	1.43	03/15/2007	385,090

1,450,000	Long Beach Mortgage Loan	6.46	05/25/2032	1,605,105

472,591	Pass-Through Amortizing Credit Card Trust Series 2002-1A, Class A2F6^±	2.67	06/18/2012	471,793

1,226,000	Rental Car Finance Corporation Series 1997-1 Class B3^	6.70	09/25/2007	1,275,205

1,000,000	Residential Funding Mortgage Securities Series 2002-Hi3 Class A6	5.98	08/25/2019	1,088,545

1,466,409	Saxon Asset Securities Trust 1999-2 Class A1	6.42	03/25/2014	1,555,065

280,920	Sequoia Mortgage Trust Series 2 Class A1±	2.43	10/25/2024	281,409

433,296	Van Kampen CLO Limited Series 1A Class A1^±	1.58	10/08/2007	426,796

632,000	World Omni Automobile Lease Securitization Series 2001-Aa Class B^±	2.23	07/20/2007	628,267

Total Asset Backed Securities (Cost $19,118,966)				20,061,194

Collateralized Mortgage Obligations – 5.36%

382,025	Bank Of America Mortgage Securities Series 2001-C Class B1±	6.18	07/25/2031	383,756

504,696	Bank Of America Mortgage Security Series 2001-E Class B1±	6.18	09/25/2031	511,746

1,000,000	Bankamerica Manufactured Housing Contract Series 1997-1 Class A8	6.73	06/10/2023	1,076,961

632,728	Countrywide Mortgage Backed Securities Incorporated	6.50	01/25/2024	635,177

1,089,846	Fedex Corporation Series 97-B	7.52	01/15/2018	1,233,509

225,510	Housing Securities Incorporated Series 1995-B Class A1A±	4.16	11/25/2028	226,544

2,452,000	Merrill Lynch Mortgage Investors Incorporated Series 1997-CI Class A3	7.12	06/18/2029	2,786,434

1,441,843	Nationslink Funding Corporation Series 1999-Sl Class A1V±	1.66	11/10/2030	1,445,025

423,362	Nationslink Funding Corporation Series 1999-Sl Class D	7.56	11/10/2030	472,194

959,514	Prudential Home Mortgage Securities Series 1993-57 Class A9	6.50	12/25/2023	960,953

1,333,277	Vendee Mortgage Trust Series 1992-2 Class G	7.25	02/15/2019	1,355,463

Total Collateralized Mortgage Obligations (Cost $10,571,670)				11,087,762

Corporate Bonds & Notes – 44.92%

Administration Of Human Resource Programs – 0.44%

850,000	US Oncology Incorporated	9.63	02/01/2012	915,875

Apparel & Other Finished Products Made From Fabrics & Similar Materials – 0.80%

500,000	Phillips Van Huesen Debenture	7.75	11/15/2023	505,000

375,000	Russell Corporation	9.25	05/01/2010	405,000

734,000	Tommy Hilfiger USA Incorporated	6.50	06/01/2003	734,000

				1,644,000

Apparel And Accessory Stores – 0.25%

510,000	Remington Arms Company^	10.50	02/01/2011	511,275

PORTFOLIO OF INVESTMENTS — MAY 31, 2003	MASTER PORTFOLIOS

STRATEGIC VALUE BOND PORTFOLIO

Principal	Security Name	Interest Rate	Maturity Date	Value

Business Services – 1.03%

375,000	Iron Mountain Incorporated	8.63%	04/01/2013	$403,125

400,000	Kansas City Southern	7.50	06/15/2009	404,000

600,000	NCR Corporation^	7.13	06/15/2009	660,100

625,000	Unisys Corporation	8.13	06/01/2006	664,063

				2,131,288

Chemicals And Allied Products – 4.28%

500,000	Airgas Incorporated	7.75	09/15/2006	520,000

225,000	Airgas Incorporated	9.13	10/01/2011	248,625

500,000	Ashland Incorporated	7.83	08/15/2005	538,049

650,000	Bristol-Myers Squibb	5.75	10/01/2011	729,830

2,965,000	Eastman Chemical	7.00	04/15/2012	3,454,507

400,000	IMC Global Incorporated Series B	11.25	06/01/2011	444,000

900,000	Lyondell Chemical Company Series A	9.63	05/01/2007	884,250

400,000	Olin Corporation	9.13	12/15/2011	493,220

850,000	RPM International Incorporated	7.00	06/15/2005	898,023

600,000	Watson Pharmaceutical Incorporated	7.13	05/15/2008	634,500

				8,845,004

Communications – 1.36%

600,000	Cox Enterprises Incorporated^	8.00	02/15/2007	692,812

375,000	Panamsat Corporation	6.38	01/15/2008	379,688

275,000	Sincorporatedlair Broadcast Group Incorporated Global Company Guaranteed	8.75	12/15/2011	299,406

600,000	Time Warner Incorporated	7.57	02/01/2024	678,863

600,000	Viacom Incorporated	7.70	07/30/2010	751,105

				2,801,873

Depository Institutions – 8.00%

1,100,000	Associated Bancorp	6.75	08/15/2011	1,276,494

1,050,000	Bank One Capital±	2.84	09/01/2030	1,063,275

1,839,000	Bankamerica Capital±	1.87	01/15/2027	1,669,621

1,489,000	Chase Capital Floating Rate±	1.94	08/01/2028	1,306,026

1,000,000	City National Bank	6.75	09/01/2011	1,152,462

625,000	Colonial Bank	9.38	06/01/2011	720,033

1,226,000	Deposit Guaranty Corporation	7.25	05/01/2006	1,406,705

1,226,000	Farmers Exchange Capital^	7.20	07/15/2048	989,657

1,250,000	First Union National Bank	7.80	08/18/2010	1,566,519

1,250,000	Firstar Bank N.A.	7.13	12/01/2009	1,520,223

600,000	Fleet Capital Trust±	2.28	12/18/2028	547,337

450,000	Northern Trust Capital±	1.81	01/15/2027	406,788

1,364,000	Old Kent Financial Corporation	6.63	11/15/2005	1,509,057

750,000	Reliastar Financial Corporation	8.00	10/30/2006	873,859

450,000	Washington Mutual Bank	6.88	06/15/2011	537,395

				16,545,451

MASTER PORTFOLIOS	PORTFOLIO OF INVESTMENTS — MAY 31, 2003

STRATEGIC VALUE BOND PORTFOLIO

Principal	Security Name	Interest Rate	Maturity Date	Value

Eating And Drinking Places – 0.34%

672,000	Aramark Services Incorporated	6.75%	08/01/2004	$703,372

Educational Services – 2.09%

2,235,000	Massachusetts Institute of Technology	7.25	11/02/2049	2,884,482

1,250,000	Stanford University	6.16	04/30/2011	1,431,483

				4,315,965

Electric, Gas, And Sanitary Services – 0.29%

500,000	Duke Energy Field Services	7.88	08/16/2010	600,980

Electronic And Other Electrical Equipment & Components, Except Computer Equipment – 2.06%

800,000	Applied Materials Incorporated	7.00	09/06/2005	885,566

500,000	Delco Remy International Incorporation	11.00	05/01/2009	312,500

800,000	General Electric Company	5.00	02/01/2013	854,411

550,000	Hyundai Semiconductor^	8.25	05/15/2004	463,374

400,000	L3 Communications Corporation	7.63	06/15/2012	436,000

400,000	Sanmina-Science Corp.^	10.38	01/15/2010	444,000

600,000	Thomas & Betts Corporation	6.63	05/07/2008	606,000

250,000	Thomas & Betts Corporation	7.25	06/01/2013	251,250

				4,253,102

Engineering, Accounting, Research Management & Related Services – 0.28%

600,000	Massey Energy Company	6.95	03/01/2007	576,000

Fabricated Metal Products, Except Machinery And Transportation Equipment – 0.20%

375,000	Alliant Techsystems Incorporated	8.50	05/15/2011	405,938

Food And Kindred Products – 1.41%

650,000	Conagra Incorporated	7.88	09/15/2010	819,445

375,000	Constellation Brands Incorporated	8.00	02/15/2008	403,594

375,000	Corn Products International Incorporated	8.25	07/15/2007	420,000

375,000	Cott Beverages Incorporated	8.00	12/15/2011	399,375

500,000	General Mills Incorporated	6.00	02/15/2012	570,840

400,000	Land O Lakes Incorporated	8.75	11/15/2011	300,000

				2,913,253

General Merchandise Stores – 0.24%

475,000	Rite Aid Corporation^	9.50	02/15/2011	503,500

Health Services – 0.92%

850,000	AARP^	7.50	05/01/2031	1,075,158

600,000	Healthsouth Corporation^^	7.63	06/01/2012	405,000

400,000	NDChealth Corporation^	10.50	12/01/2012	420,000

				1,900,158

Holding And Other Investment Offices – 0.82%

475,000	Johnsondiversey Incorporated	9.63	05/15/2012	527,250

500,000	Monumental Global Funding^	6.05	01/19/2006	552,784

PORTFOLIO OF INVESTMENTS — MAY 31, 2003	MASTER PORTFOLIOS

STRATEGIC VALUE BOND PORTFOLIO

Principal	Security Name	Interest Rate	Maturity Date	Value

Holding And Other Investment Offices (continued)

500,000	National City Bank	7.25%	07/15/2010	$604,808

				1,684,842

Hotels, Rooming Houses, Camps, & Other Lodge Places – 0.38%

500,000	HMH Properties Incorporated	7.88	08/01/2008	498,750

280,000	Management Grand Incorporated	6.88	02/06/2008	296,100

				794,850

Industrial & Commercial Machinery & Computer Equipment – 1.13%

500,000	American Standard Incorporated	8.25	06/01/2009	550,000

400,000	Briggs & Stratton Corporation	8.88	03/15/2011	456,000

625,000	SPX Corporation	7.50	01/01/2013	657,813

657,000	Terex Corporation	8.88	04/01/2008	679,995

				2,343,808

Insurance Carriers – 5.27%

500,000	Amerus Group Company	6.95	06/15/2005	511,028

599,000	Equitable Life Assurance Society^	6.95	12/01/2005	670,057

400,000	John Hancock Global Funding^	7.90	07/02/2010	497,778

532,000	Lincoln National Corporation	7.25	05/15/2005	587,815

807,000	Markel Corporation	7.20	08/15/2007	903,357

1,000,000	Mass Mutual Life Insurance Company^	7.63	11/15/2023	1,264,673

2,000,000	Minnesota Life Insurance Company^	8.25	09/15/2025	2,516,368

1,000,000	Pacific Mutual Life Insurance Company^	7.90	12/30/2023	1,207,686

1,073,000	Prudential Insurance Company^	7.65	07/01/2007	1,241,853

682,000	Reinsurance Group of America^	7.25	04/01/2006	742,808

700,000	Unitrin Incorporated	5.75	07/01/2007	748,663

				10,892,086

Measuring, Analyzing, & Controlling Instruments: Photographic, Medical & Optical Goods – 1.19%

225,000	Bausch & Lomb Incorporated	7.13	08/01/2028	213,188

750,000	Beckman Coulter Incorporated	6.88	11/15/2011	865,454

150,000	Cole National Group	8.88	05/15/2012	141,375

650,000	Perkinelmer Incorporated^	8.88	01/15/2013	702,000

500,000	Raytheon Company	5.50	11/15/2012	538,122

				2,460,139

Membership Organizations – 0.25%

475,000	British Sky Broadcasting Incorporated	7.30	10/15/2006	523,688

Metal Mining – 0.49%

500,000	Alcoa Incorporated	7.38	08/01/2010	610,770

400,000	Phelps Dodge Corporation	6.38	11/01/2004	410,309

				1,021,079

Miscellaneous Manufacturing Industries – 0.45%

750,000	Manufacturers & Traders Trust Company	8.00	10/01/2010	934,028

MASTER PORTFOLIOS	PORTFOLIO OF INVESTMENTS — MAY 31, 2003

STRATEGIC VALUE BOND PORTFOLIO

Principal	Security Name	Interest Rate	Maturity Date	Value

Miscellaneous Retail – 0.19%

400,000	American Greetings	6.10%	08/01/2028	$403,000

Motion Pictures – 0.21%

375,000	Alliance Atlantis Communications	13.00	12/15/2009	427,500

Municipal – 0.75%

1,225,000	Hudson County NJ Improvement Authority Facilities Leasing Revenue	7.40	12/01/2025	1,551,034

Non-Depository Credit Institutions – 0.76%

650,000	Athena Neurosciences Finance Limited Liabilities Company	7.25	02/21/2008	523,250

1,000,000	Ford Motor Credit Company	7.38	10/28/2009	1,041,313

				1,564,563

Oil And Gas Extraction – 1.15%

375,000	Halliburton Company±	1.45	07/16/2003	374,085

400,000	Parker Drilling Company Series A	10.13	11/15/2009	429,000

300,000	Pemco Refining Group^	9.50	02/01/2013	334,500

525,000	Pioneer Natural Resource Company	6.50	01/15/2008	567,868

275,000	Pioneer Natural Resource Company	9.63	04/01/2010	338,578

325,000	Swift Energy Company	9.38	05/01/2012	342,875

				2,386,906

Paper And Allied Products – 0.86%

850,000	Abitibi Consolidated Incorporated	8.55	08/01/2010	969,119

306,000	Buckeye Technologies Incorporated	8.50	12/15/2005	298,350

500,000	Fort James Corporation	6.70	11/15/2003	502,500

				1,769,969

Personal Services – 0.61%

600,000	Cendant Corporation	7.38	01/15/2013	697,609

425,000	Service Corporation International	6.00	12/15/2005	427,125

125,000	Stewart Enterprises	10.75	07/01/2008	138,438

				1,263,172

Petroleum Refining And Related Industries – 0.59%

825,000	El Paso Production Holdings^	7.75	06/01/2013	818,813

355,000	Marathon Oil Corporation	6.13	03/15/2012	401,506

				1,220,319

Pipelines, Except Natural Gas – 0.62%

475,000	Reliant Energy Resources	8.13	07/15/2005	514,402

775,000	Shaw Group Incorporated^	10.75	03/15/2010	767,250

				1,281,652

Primary Metal Industries – 0.42%

424,000	Centuary Aluminum Company	11.75	04/15/2008	432,480

420,000	United States Steel LLC	10.75	08/01/2008	435,750

				868,230

PORTFOLIO OF INVESTMENTS — MAY 31, 2003	MASTER PORTFOLIOS

STRATEGIC VALUE BOND PORTFOLIO

Principal	Security Name	Interest Rate	Maturity Date	Value

Printing, Publishing, And Allied Industries – 0.57%

575,000	Canwest Media Incorporated	10.63%	05/15/2011	$649,750

500,000	Houghton Mifflin Senior Notes^	8.25	02/01/2011	520,625

				1,170,375

Security And Commodity Brokers, Dealers, Exchanges & Services – 0.73%

620,000	Merrill Lynch Floating Rate±	1.68	05/22/2006	621,986

750,000	Morgan Stanley Dean Witter	6.75	04/15/2011	883,128

				1,505,114

Stone, Clay, Glass, And Concrete Products – 0.43%

375,000	Owens-Brockway Glass Container	8.88	02/15/2009	397,500

500,000	Texas Industries Incorporated^	10.25	06/15/2011	500,000

				897,500

Telecommunications – 0.36%

700,000	Sprint Capital Corporation	6.00	01/15/2007	737,628

Transportation By Air – 0.74%

1,048,967	Continental Airlines Incorporated	6.80	07/02/2007	685,212

463,864	Continental Airlines Incorporated	7.03	06/15/2011	327,252

276,571	Delta Air Lines	7.78	01/02/2012	208,827

378,173	Northwest Airlines Corporation Series 991A	6.81	02/01/2020	312,518

				1,533,809

Transportation Equipment – 1.35%

650,000	Daimlerchrysler National Holdings	7.75	01/18/2011	785,268

600,000	General Motors Acceptance Corporation	5.85	01/14/2009	608,341

500,000	JLG Industries Incorporated^	8.25	05/01/2008	501,250

860,000	Navistar International Corporation Series A	9.38	06/01/2006	885,800

				2,780,659

Water Transportation – 0.51%

400,000	Overseas Ship Holding Group Incorporated^	8.25	03/15/2013	410,000

612,000	Teekay Shipping Corporation	8.32	02/01/2008	648,720

				1,058,720

Wholesale Trade-Durable Goods – 0.10%

200,000	Advanced Medical Optics	9.25	07/15/2010	210,000

Total Corporate Bonds & Notes (Cost $87,678,703)				92,851,697

US Government Agency Securities – 33.40%

Federal Home Loan Mortgage Corporation – 20.84%

1,000,000	FHLMC FHR 2399	6.50	10/15/2025	1,009,620

2,300,479	FHLMC Series 1675 Class KZ	6.50	02/15/2024	2,498,828

1,309,051	FHLMC Series 2117 Class MK	6.00	02/15/2011	1,329,106

1,876,817	FHLMC Series 2218 Class B	6.00	11/15/2027	1,898,131

MASTER PORTFOLIOS	PORTFOLIO OF INVESTMENTS — MAY 31, 2003

STRATEGIC VALUE BOND PORTFOLIO

Principal	Security Name	Interest Rate	Maturity Date	Value

Federal Home Loan Mortgage Corporation (continued)

5,000,000	FHLMC Series 2358 Class PD	6.00%	09/15/2016	$5,383,914

4,088,000	FHLMC Series 2360 Class PE	6.00	11/15/2013	4,200,050

7,500,000	FHLMC Series 2363 Class PF	6.00	09/15/2016	8,064,005

6,500,000	FHLMC Series 2416 Class PE	6.00	10/15/2021	6,962,961

1,500,000	FHLMC Series 2439 Class LG	6.00	09/15/2030	1,564,575

5,000,000	FHLMC Series Class 2426 GJ	6.00	03/15/2032	5,298,279

2,004,834	FHLMC Series T-20 Class A6	7.49	09/25/2029	2,177,803

2,576,000	FHLMC Series 2416, Class PF	6.00	08/15/2018	2,698,385

				43,085,657

Federal National Mortgage Association – 6.37%

1,686,028	FNMA	6.50	11/25/2042	1,763,527

704,706	FNMA Grantor Trust	7.00	12/25/2041	767,248

1,149,810	FNMA # 375168	7.13	06/01/2004	1,181,453

1,141,515	FNMA # 73919	6.80	01/01/2004	1,148,456

1,729,694	FNMA # 380268	6.20	05/01/2005	1,831,564

1,441,746	FNMA # 380581	6.18	08/01/2008	1,642,357

978,729	FNMA # 383017	6.49	01/01/2008	1,112,452

987,049	FNMA	5.50	02/01/2018	1,025,191

995,705	FNMA	5.50	04/01/2018	1,034,181

658,058	FNMA Series 1994-30 Class M	6.50	02/25/2024	663,546

986,371	FNMA Series 2001-45 Class PB	6.00	07/25/2011	988,656

				13,158,631

Government National Mortgage Association – 6.19%

532,504	GNMA # 354692	6.50	11/15/2023	561,760

725,039	GNMA # 361398	6.50	01/15/2024	764,258

713,165	GNMA # 366641	6.50	11/15/2023	752,347

683,027	GNMA # 345066	6.50	10/15/2023	720,553

324,102	GNMA # 473918	7.00	04/15/2028	341,981

196,987	GNMA # 531435	7.00	03/15/2004	228,459

615,596	GNMA # 346960	6.50	12/15/2023	649,418

7,000,000	GNMA # 525459	7.08	04/16/2024	8,472,734

148,479	GNMA # 525459	7.25	01/15/2004	173,921

31,314	GNMA # 525459	7.25	01/15/2004	36,680

10,421	GNMA # 531964	7.72	11/15/2003	12,500

66,608	GNMA # 533857	7.35	01/15/2004	79,376

				12,793,987

Total US Government Agency Securities (Cost $64,689,438)				69,038,272

Shares

Private Investment Partnership – 0.20%

1,000,000	PPM America CBO II, LP			419,059

Total Private Investment Partnership (Cost $1,019,820)				419,059

PORTFOLIO OF INVESTMENTS — MAY 31, 2003	MASTER PORTFOLIOS

STRATEGIC VALUE BOND PORTFOLIO

Principal	Security Name	Interest Rate	Maturity Date	Value
US Treasury Securities – 1.94%

US Treasury Bonds – 1.14%

1,750,000	US Treasury Bonds#	7.25%	05/15/2016	$2,363,594

US Treasury Notes – 0.80%

800,000	US Treasury Notes-inflation protected**	3.88	01/15/2009	1,028,150

250,000	US Treasury Notes-inflation protected**	3.50	01/15/2011	301,348

250,000	US Treasury Notes-inflation protected**	3.63	01/15/2008	319,347

				1,648,845

Total US Treasury Securities (Cost $3,552,067)				4,012,438

Shares
Short-Term Investments – 7.88%

16,290,971	Wells Fargo Cash Investment Fund ~	16,290,971

Total Short-Term Investments (Cost $16,290,971)

Total Investments In Securities (Cost $202,921,635)*	103.42%	213,761,390

Other Assets And Liabilities, Net	(3.42)	(7,062,401)

Total Net Assets	100.00%	$206,698,989

#	Securities pledged as collateral for futures transactions. (See note 2)
^	Securities that may be resold to “Qualified institutional buyers” under rule 144A or securities offered pursuant to section 4(2) of the Securities Act of 1933, as amended.
±	Variable Rate Securities.
**	US Treasury inflation-protection securities (TIPS) are securities in which the principal amount is adjusted for inflation and the semi-annual interest payments equal a fixed percentage of the inflation-adjusted principal amount.
~	This Wells Fargo Fund invests cash balances that it retains for liquididty purposes in a Wells Fargo Money Market Fund. The fund does not pay an investment advisory fee to the Wells Fargo Money Market Fund for such investments.
^^	This security is currently in default.
*	Cost for federal income tax purposes is $202,921,913 and net unrealized appreciation (depreciation) consist of:

Gross Unrealized Appreciation	$13,219,447
Gross Unrealized Depreciation	(2,379,970)

$10,839,477

The accompanying notes are an integral part of these financial statements.

MASTER PORTFOLIOS	PORTFOLIO OF INVESTMENTS — MAY 31, 2003

TACTICAL MATURITY BOND PORTFOLIO

Principal	Security Name	Interest Rate	Maturity Date	Value

US Government Agency Securities – 45.00%

Federal Home Loan Mortgage Corporation – 13.55%

30,000,000	FHLB	2.40%	12/20/2004	$30,016,980

27,000,000	FHLB	2.04	01/14/2005	27,024,705

				57,041,685

Federal National Mortgage Association – 17.87%

24,000,000	FNMA	2.00	05/05/2005	24,081,000

30,000,000	FNMA	2.03	04/28/2005	30,099,780

21,000,000	FRMA	2.45	12/13/2004	21,007,581

				75,188,361

Student Loan Marketing Association – 13.58%

27,000,000	SLMA	2.13	04/25/2005	27,035,694

30,000,000	SLMA	2.05	04/25/2005	30,098,280

				57,133,974

Total US Government Agency Securities (Cost $189,000,000)				189,364,020

Corporate Bonds & Notes – 8.50%

Finance Companies – 4.58%

19,250,000	General Electric Capital Corporation ±	1.43	04/22/2004	19,270,944

Retail – 3.92%

16,500,000	Wal Mart ±	1.24	02/22/2005	16,485,860

Total Corporate Bonds & Notes (Cost $35,728,147)				35,756,804

US Treasury Securities – 41.75%

46,650,000	US Treasury Bonds	5.25	02/15/2029	52,244,360

49,875,000	US Treasury Bonds	5.25	11/15/2028	55,807,382

36,400,000	US Treasury Bonds	6.13	08/15/2029	45,743,152

17,075,000	US Treasury Bonds	6.25	05/15/2030	21,890,679

Total US Treasury Securities (Cost $170,330,224)				175,685,573

PORTFOLIO OF INVESTMENTS — MAY 31, 2003	MASTER PORTFOLIOS

TACTICAL MATURITY BOND PORTFOLIO

Shares	Security Name		Value

Short-Term Investments – 4.16%

17,492,152	Wells Fargo Cash Investment Fund ~		$17,492,152

Total Short-Term Investments (Cost $17,492,152)

Total Investments In Securities
(Cost $412,550,523)*		99.41%	418,298,550

Other Assets And Liabilities, Net		0.59	2,484,163

Total Net Assets		100.00%	$420,782,713

~	This Wells Fargo Fund invests cash balances that it retains for liquidity purposes in a Wells Fargo Money Market Fund. The fund does not pay an investment advisory fee to the Wells Fargo Money Market Fund for such investments.
±	Variable Rate Securities.
*	Cost for federal income tax purposes is $413,344,676 and net unrealized appreciation (depreciation) consist of:

Gross Unrealized Appreciation	$4,953,874
Gross Unrealized Depreciation	0

$4,953,874

The accompanying notes are an integral part of these financial statements.

MASTER PORTFOLIOS	STATEMENT OF ASSETS AND LIABILITIES — MAY 31, 2003

	Managed Fixed Income	Stable Income	Strategic Value Bond	Tactical Maturity Bond

ASSETS

INVESTMENTS:
Investments at cost	$621,622,640	$851,305,061	$202,921,635	$412,550,523
Net unrealized appreciation (depreciation)	36,196,174	8,713,105	10,839,755	5,748,027

TOTAL INVESTMENTS AT VALUE	657,818,814	860,018,166	213,761,390	418,298,550

Cash	47,961	576,259	50,000	50,000
Cash Collateral for securities loaned	155,376,655	201,390,967	55,367,027	201,128,218
Receivables for fund shares sold	648,786	776,902	260,992	1,033,700
Receivable for investments sold	17,372	140,845	0	0
Receivable for dividends and interest	5,916,252	3,865,604	2,132,290	2,463,003
Receivable for daily variation margin	701,652	0	90,658	0
Prepaid expenses and other assets	0	0	35	0

TOTAL ASSETS	820,527,492	1,066,768,743	271,662,392	622,973,471

LIABILITIES
Payable for Fund shares redeemed	1,477,324	133,538	507,843	915,731
Payable for investment purchased	41,539,682	5,385,387	8,941,965	0
Payable for securities loaned	155,376,655	201,390,967	55,367,027	201,128,218
Payable for interest rate swaps/spread locks	0	2,554,897	0	0
Payable to investment adviser and affiliates	154,605	385,412	93,927	122,990
Payable to administrator	1,353	1,387	1,387	1,387
Accrued expenses and other liabilities	20,700	20,021	51,254	22,432

TOTAL LIABILITIES	198,570,319	209,871,609	64,963,403	202,190,758

TOTAL NET ASSETS	$621,957,173	$856,897,134	$206,698,989	$420,782,713

SECURITIES ON LOAN, AT MARKET VALUE	$152,253,581	$198,445,163	$53,964,672	$197,715,779

The accompanying notes are an integral part of these financial statements.

STATEMENT OF OPERATIONS — FOR THE YEAR ENDED MAY 31, 2003	MASTER PORTFOLIOS

	Managed Fixed Income	Stable Income	Strategic Value Bond	Tactical Maturity Bond

INVESTMENT INCOME
Dividends	$65,592	$55,650	$24,178	$3,848
Interest	35,127,833	21,542,789	12,636,095	8,066,402
Securities lending	445,605	159,479	344,571	1,948,612

TOTAL INVESTMENT INCOME	35,639,030	21,757,918	13,004,844	10,018,862

EXPENSES
Advisory fees	3,040,269	3,431,715	1,018,027	2,069,977
Custody	121,611	137,268	40,721	82,799
Accounting	68,991	70,874	58,945	64,175
Legal and Audit fees	33,219	33,219	33,219	33,219
Directors’ fees	4,577	4,577	4,577	4,577
Other	7,185	5,104	2,730	5,433

TOTAL EXPENSES	3,275,852	3,682,757	1,158,219	2,260,180

LESS:
Waived fees and reimbursed expenses (Note 5)	(1,141,650)	0	(27,904)	(769,341)
Net expenses	2,134,202	3,682,757	1,130,315	1,490,839

NET INVESTMENT INCOME (LOSS)	33,504,828	18,075,161	11,874,529	8,528,023

NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS:

NET REALIZED GAIN (LOSS) FROM
Securities	11,710,253	1,234,229	4,362,091	(1,862,497)
Financial futures transactions	(2,024,566)	0	(683,627)	0

NET REALIZED GAIN (LOSS) FROM INVESTMENTS	9,685,687	1,234,229	3,678,464	(1,862,497)

NET CHANGE IN UNREALIZED APPRECIATION (DEPRECIATION) OF:
Investments	24,136,296	4,748,672	7,462,214	5,450,992
Financial futures transactions	(380,774)	0	(194,499)	0
Swaps	0	(1,930,387)	0	0

NET CHANGE IN UNREALIZED APPRECIATION (DEPRECIATION) OF INVESTMENTS	23,755,522	2,818,285	7,267,715	5,450,992

NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS	33,441,209	4,052,514	10,946,179	3,588,495

INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	$66,946,037	$22,127,675	$22,820,708	$12,116,518

The accompanying notes are an integral part of these financial statements.

MASTER PORTFOLIOS	STATEMENTS OF CHANGES IN NET ASSETS

	MANAGED FIXED INCOME		STABLE INCOME
	For the Year Ended May 31, 2003	For the Year Ended May 31, 2002	For the Year Ended May 31, 2003	For the Year Ended May 31, 2002

Beginning net assets	$624,427,110	$549,442,930	$556,147,797	$382,480,158

OPERATIONS:
Net investment income (loss)	33,504,828	34,697,870	18,075,161	16,958,511
Net realized gain (loss) from investments sold	9,685,687	8,406,146	1,234,229	(183,837)
Net change in unrealized appreciation (depreciation) of investments	23,755,522	4,693,388	2,818,285	689,360
NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS	66,946,037	47,797,404	22,127,675	17,464,034

Transactions in investors’ beneficial interests
Contributions	176,856,396	143,499,270	372,210,321	255,542,427
Withdrawals	(246,272,370)	(116,312,494)	(93,588,659)	(99,338,822)

NET INCREASE (DECREASE) FROM TRANSACTIONS IN INVESTORS’ BENEFICIAL INTERESTS	(69,415,974)	27,186,776	278,621,662	156,203,605

NET INCREASE (DECREASE) IN NET ASSETS	(2,469,937)	74,984,180	300,749,337	173,667,639

ENDING NET ASSETS	$621,957,173	$624,427,110	$856,897,134	$556,147,797

	STRATEGIC VALUE BOND		TACTICAL MATURITY BOND
	For the Year Ended May 31, 2003	For the Year Ended May 31, 2002	For the Year Ended May 31, 2003	For the Year Ended May 31, 2002

Beginning net assets	$208,534,171	$183,482,592	$421,808,038	$364,754,719

OPERATIONS:
Net investment income (loss)	11,874,529	11,389,623	8,528,023	13,896,094
Net realized gain (loss) from investments sold	3,678,464	496,884	(1,862,497)	(12,011,967)
Net change in unrealized appreciation (depreciation) of investments	7,267,715	3,944,340	5,450,992	554,173
NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS	22,820,708	15,830,847	12,116,518	2,438,300

Transactions in investors’ beneficial interests
Contributions	57,528,769	48,220,861	140,946,557	135,756,153
Withdrawals	(82,184,659)	(39,000,129)	(154,088,400)	(81,141,134)

NET INCREASE (DECREASE) FROM TRANSACTIONS IN INVESTORS’ BENEFICIAL INTERESTS	(24,655,890)	9,220,732	(13,141,843)	54,615,019

NET INCREASE (DECREASE) IN NET ASSETS	(1,835,182)	25,051,579	(1,025,325)	57,053,319

ENDING NET ASSETS	$206,698,989	$208,534,171	$420,782,713	$421,808,038

The accompanying notes are an integral part of these financial statements.

FINANCIAL HIGHLIGHTS	MASTER PORTFOLIOS

	Ratio To Average Net Assets (Annualized)			Portfolio Turnover Rate
	Net Investment Income (Loss)	Net Expenses	Gross Expenses

MANAGED FIXED INCOME PORTFOLIO
June 1, 2002 to May 31, 2003	5.49%	0.35%	0.54%	44%
June 1, 2001 to May 31, 2002	5.87%	0.35%	0.54%	65%
June 1, 2000 to May 31, 2001	6.34%	0.35%	0.54%	121%
June 1, 1999 to May 31, 2000	6.48%	0.36%	0.50%	65%
June 1, 1998 to May 31, 1999	6.23%	0.40%	0.45%	51%

STABLE INCOME PORTFOLIO

June 1, 2002 to May 31, 2003	2.63%	0.54%	0.54%	45%
June 1, 2001 to May 31, 2002	3.62%	0.55%	0.55%	81%
June 1, 2000 to May 31, 2001	5.89%	0.55%	0.55%	37%
June 1, 1999 to May 31, 2000	5.63%	0.47%	0.49%	40%
June 1, 1998 to May 31, 1999	5.39%	0.36%	0.41%	29%

STRATEGIC VALUE BOND PORTFOLIO

June 1, 2002 to May 31, 2003	5.81%	0.55%	0.57%	41%
June 1, 2001 to May 31, 2002	5.80%	0.56%	0.60%	75%
June 1, 2000 to May 31, 2001	6.31%	0.55%	0.57%	149%
June 1, 1999 to May 31, 2000	6.45%	0.56%	0.59%	65%
June 1, 1998 to May 31, 1999	6.05%	0.56%	0.61%	48%

TACTICAL MATURITY BOND PORTFOLIO(1)

June 1, 2002 to May 31, 2003	2.05%	0.36%	0.54%	115%
June 1, 2001 to May 31, 2002	3.45%	0.36%	0.55%	145%
June 1, 2000 to May 31, 2001	5.58%	0.36%	0.55%	83%
June 1, 1999 to May 31, 2000	5.35%	0.37%	0.51%	74%
June 1, 1998 to May 31, 1999	5.20%	0.40%	0.45%	131%

MASTER PORTFOLIOS	NOTES TO FINANCIAL HIGHLIGHTS

NOTES TO FINANCIAL HIGHLIGHTS

(1)	Previously known as Positive Return Bond Portfolio. Name changed November 28, 2001.

The accompanying notes are an integral part of these financial statements.

NOTES TO FINANCIAL STATEMENTS	MASTER PORTFOLIOS

1. ORGANIZATION

Wells Fargo Master Trust (“Master Trust”) is registered as an open-end management investment company under the Investment Company Act of 1940, as amended (the “1940 Act”). Master Trust currently has 14 separate investment portfolios. These financial statements present the Managed Fixed Income, Stable Income, Strategic Value Bond, and Tactical Maturity Bond portfolios (each a “Portfolio” and collectively the “Portfolios”).

Interests in the Portfolios are sold without any sales charge in private placement transactions to qualified investors, including open-end management investment companies.

2. SIGNIFICANT ACCOUNTING POLICIES

The following significant accounting policies, which are consistently followed by the Master Trust in the preparation of its financial statements, are in conformity with accounting principles generally accepted in the United States of America (“GAAP”) for investment companies.

The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities, disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

SECURITY VALUATION

Investments in securities are valued each business day as of the close of regular trading on the New York Stock Exchange which is usually 4:00 p.m. (Eastern Time). Securities which are traded on a national or foreign securities exchange are valued at the last reported sales price. Securities listed on the Nasdaq Stock Market, Inc. are valued at the Nasdaq Official Closing Price (“NOCP”), and if no NOCP is available, then at the last reported sales price. In the absence of any sale of such securities, and in the case of other securities, including U.S. Government obligations, but excluding debt securities maturing in 60 days or less, valuations are determined daily by a pricing service approved by the Fund’s Board of Trustees. The service uses prices that reflect fair value as quoted by an independent pricing service or by dealers in these securities when, in the service’s judgment, these prices are readily available and are representative of the securities’ market values. For some securities, such prices are not readily available. The service generally prices these securities based on methods which may include consideration of yields or prices of securities of comparable quality, coupon rate, maturity and type of issue; indications as to values from dealers in securities, trading characteristics and general market conditions. Securities denominated in foreign currencies are translated into U.S. dollars using the closing rates of exchange in effect on the day of valuation. Securities which cannot be valued by any of these methods are valued in good faith at fair value as determined by policies set by the Board of Trustees.

Debt securities maturing in 60 days or less are valued at amortized cost. The amortized cost method involves valuing a security at its cost, plus accretion of discount or minus amortization of premium over the period until maturity, which approximates market value.

SECURITY TRANSACTIONS AND INCOME RECOGNITION

Securities transactions are recorded on a trade date basis. Realized gains or losses are reported on the basis of identified cost of securities delivered. Interest income is accrued daily and bond discounts are accreted and premiums are amortized.

REPURCHASE AGREEMENTS

Each Portfolio may invest in repurchase agreements and may participate in pooled repurchase agreement transactions with other Portfolios advised by Wells Fargo Funds Management, LLC. The repurchase agreements must be fully collateralized based on values that are marked to market daily. The collateral may be held by an agent bank under a tri-party agreement. It is the Portfolios’ custodian’s responsibility to value collateral daily and to take action to obtain additional collateral as necessary to maintain market value equal to or greater than the resale price. The repurchase agreements held by the Portfolios are collateralized by instruments such as U.S. Treasury, federal agency, or high-grade corporate obligations.

WHEN-ISSUED TRANSACTION

The Portfolios record a when-issued transaction on the trade date and will segregate with the custodian qualifying assets having a value sufficient to make payment for the securities purchased. Securities purchased on a when-issued basis are marked-to-market daily and the Portfolio begins earning interest on the settlement date. Losses may arise due to changes in the market value of the underlying securities or if the counterparty does not perform under the contract.

MASTER PORTFOLIOS	NOTES TO FINANCIAL STATEMENTS

FUTURES CONTRACTS

Each Portfolio may purchase futures contracts to gain exposure to market changes, which may be more efficient or cost effective than actually buying the securities. A futures contract is an agreement between parties to buy or sell a security at a set price on a future date. Upon entering into such a contract, a Portfolio is required to pledge to the broker an amount of cash, U.S. Government obligations or other high-quality debt securities equal to the minimum “initial margin” requirements of the exchange on which the futures contract is traded. Pursuant to the contract, the Portfolio agrees to receive from or pay to the broker an amount of cash equal to the daily fluctuation in the value of the contract. Such receipts or payments are known as “variation margin” and are recorded by the Portfolio as unrealized gains or losses. When the contract is closed, the Portfolio records a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed. Pursuant to regulations and/or published positions of the Securities and Exchange Commission (the “SEC”) for long futures positions, the Portfolio is required to segregate highly liquid securities as permitted by the SEC in connection with futures transactions in an amount generally equal to the entire value of the underlying contracts. Risks of entering into futures contracts include the possibility that there may be an illiquid market and that a change in the value of the contract may not correlate with changes in the value of the underlying securities. On May 31, 2003, the Managed Fixed Income and Strategic Value Bond Portfolios held the following short futures contracts:

Contracts	Portfolio	Type	Expiration Date	Notional Contract Value	Net Unrealized Appreciation (Depreciation)
250 Short	Managed Fixed Income Portfolio	5 Year Treasury Note	June 2003	$28,099,695	$(1,013,586)
100 Short	Strategic Value Bond Portfolio	5 Year Treasury Note	June 2003	11,239,875	(405,438)

SECURITY LOANS

The Portfolios may loan securities in return for securities and cash collateral which is invested in various short-term fixed-income securities. The Portfolios may receive compensation for lending securities in the form of fees or by retaining a portion of interest on the investment securities or cash received as collateral. A Portfolio also continues to receive interest or dividends on the securities loaned. Security loans are secured at all times by collateral. The collateral is equal to at least 102% of the market value of the securities loaned plus accrued interest. If the collateral falls to 100% it will be brought back to 102%.

Gain or loss in the market price of the securities loaned that may occur during the term of the loan is reflected in the value of the Portfolio. Wells Fargo Funds Management, LLC receives 40% of income on security lending activities and covers the expenses associated with securities lending activities.

As of May 31, 2003, the cash collateral of each Fund was invested as follows:

Fund Name	Repurchase Agreements	Short-Term Securities	Mid-Term Securities	Money Market Fund	Total
Managed Fixed Income Portfolio	48%	23%	28%	1%	100%
Stable Income Portfolio	44%	25%	28%	3%	100%
Strategic Value Bond Portfolio	40%	30%	29%	1%	100%
Tactical Maturity Bond Portfolio	25%	43%	28%	4%	100%

As of May 31, 2003, the value of securities on loan and the value of the related collateral were as follows:

Portfolio	Securities	Collateral
Managed Fixed Income Portfolio	152,253,581	155,376,655
Stable Income Portfolio	198,445,163	201,390,967
Strategic Value Bond Portfolio	53,964,672	55,367,027
Tactical Maturity Bond Portfolio	197,715,779	201,128,218

NOTES TO FINANCIAL STATEMENTS	MASTER PORTFOLIOS

MORTGAGE DOLLAR ROLL TRANSACTION

Each Portfolio may engage in mortgage dollar roll transactions with respect to mortgage-backed securities issued by GNMA, FNMA and FHLMC. In a mortgage dollar roll transaction, a Portfolio sells a mortgage-backed security to a financial institution, such as a bank or broker-dealer and simultaneously agrees to repurchase a substantially similar (i.e., same type, coupon and maturity) security from the institution at a later date at an agreed upon price. The mortgage-backed securities that are repurchased will bear the same interest rate as those sold, but generally will be collateralized by different pools of mortgages with different pre-payment histories. During the roll period, the Portfolio foregoes principal and interest paid on the securities. The Portfolio receives compensation from the interest earned on the cash proceeds of the initial sale and in the form of a fee, which is recorded as deferred income and amortized to income over the roll period, or alternatively, a lower price for the security upon its repurchase. Mortgage dollar rolls may be renewed without physical delivery of the securities subject to the contract.

INTEREST RATE SWAPS

The Portfolios may enter into various hedging transactions, such as interest rate swaps to preserve a return or spread on a particular investment or portion of its portfolio, to create synthetic adjustable-rate mortgage securities or for other purposes. Interest rate swaps involve the exchange of commitments to pay or receive interest, e.g., an exchange of floating-rate payments for fixed rate payments. The Portfolios record as an increase or decrease to interest income, the amount due or owed by the Portfolios at termination or settlement. Interest rate swaps are value based on prices quoted by independent brokers. These valuations represent the net present value of all future cash settlement amounts based on implied forward interest rates.

As of May 31, 2003, the following Portfolio was engaged in open Interest Rate Swaps. The Portfolio was exchanging a fixed interest rate stream based on the notional principal, and receiving a floating rate income stream based on that same principal.

Portfolio	Swap Counter Party	Notional Principal	Floating Rate Index	Maturity Date	Net Unrealized Gain/(Loss)
Stable Income	Lehman Brothers	22,500,000	USD Libor BBA	October 15, 2005	$(1,877,672)
Stable Income	Lehman Brothers	15,000,000	USD Libor BBA	July 25, 2007	$(677,225)

WRITTEN OPTIONS

An option is a right to buy or sell a particular security at a specified price within a limited period of time. The buyer of the option, in return for a premium paid to the seller, has the right to buy (in the case of a call option) or sell (in the case of a put option) the underlying security of the contract. The premium received in cash from writing options is recorded as an asset with an equal liability that is adjusted to reflect the option’s value. The premium received from writing options which expire is recorded as realized gains. The premium received from writing option, which are exercised or closed is offset against the proceeds or amount paid on the transaction to determine the realized gain or loss. If a put option is exercised, the premium reduces the cost basis of the security or currency purchased. Options are valued based on their quoted daily settlement prices.

Risks could arise from entering into written options transactions from the potential inability of counterparties to meet the terms of their contracts, the potential inability to enter into a closing transaction because of an illiquid secondary market, and from unexpected movements in interest or exchange rates or securities values. At May 31, 2003, the Portfolios held no written options.

FEDERAL INCOME TAXES

Each Portfolio is treated as a separate entity for federal income tax purposes. The Portfolios are not required to pay federal income taxes on their net investment income and net capital gain as they are treated as partnerships for federal income tax purposes. All interest, dividends, gain and loss of the Portfolios are deemed to have been “passed through” to the interestholders in proportion to their holdings of the Portfolios regardless of whether such interest, dividends, or gain have been distributed by the Portfolios.

The Portfolios use the “aggregate method” (as described in the applicable regulation under the Internal Revenue Code) for allocation of capital gains and losses to interestholders.

3. ADVISORY FEES

The investment adviser of each Portfolio is Wells Fargo Funds Management, LLC (“Funds Management”). The Portfolios’ adviser is responsible for implementing the investment policies and guidelines for the Portfolios, and for supervising the sub-advisers who are responsible for the day-to-day portfolio management of the Portfolios.

MASTER PORTFOLIOS	NOTES TO FINANCIAL STATEMENTS

Funds Management has retained the services of certain of its affiliates as investment sub-advisers (Galliard Capital Management, Inc. and Peregrine Capital Management, Inc.) on selected Portfolios. The fees related to sub-advisory services are borne directly by the adviser and do not increase the overall fees paid by the Portfolios to the adviser. The current annual investment advisory fees and the associated sub-adviser and sub-advisory fees are as follows, with the fees expressed as a percentage of a Portfolio’s average daily net assets.

Portfolio	Advisory Fee	Sub-adviser	Sub-Advisory Fee
Managed Fixed Income Portfolio	0.50%	Galliard Capital Management	0-500 Million, 0.10%
			500 Million-1.5 Billion, 0.05%
			Greater than 1.5 Billion, 0.03%
Stable Income Portfolio	0.50%	Galliard Capital Management	0-500 Million, 0.10%
			500 Million-1.5 Billion, 0.05%
			Greater than 1.5 Billion, 0.03%
Strategic Value Bond Portfolio	0.50%	Galliard Capital Management	0-500 Million, 0.10%
			500 Million-1.5 Billion, 0.05%
			Greater than 1.5 Billion, 0.03%
Tactical Maturity Bond Portfolio	0.50%	Peregrine Capital Management	0-10 Million, 0.40%
			10-25 Million, 0.30%
			25-300 Million, 0.20%
			Greater than 300 Million, 0.10%

4. OTHER FEES AND TRANSACTIONS WITH AFFILIATES

Currently there are no administration fees charged to the Portfolios at the master level.

Wells Fargo Bank Minnesota, N.A. (“WFB, MN”) serves as the custodian for each Portfolio and may appoint certain sub-custodians to custody those Portfolios’ foreign securities and assets held in foreign countries. WFB, MN receives a fee with respect to each Portfolio at an annual rate of 0.02% of each Portfolio’s average daily net assets.

Effective the first quarter of 2003, PFPC Inc. (“PFPC”) serves as fund accountant for the Portfolios. PFPC currently does not receive an annual asset based fund complex fee or an annual fixed fee for its services as fund accountant to the Portfolios, but is entitled to be reimbursed for all out-of-pocket expenses reasonably incurred in providing these services. Prior to PFPC, Forum Accounting Services, LLC served as fund accountant and was entitled to receive a fixed monthly fee, a basis point fee of 0.0025% of the average daily net assets of each Portfolio, plus out-of-pocket expenses.

5. WAIVED FEES AND REIMBURSED EXPENSES

All amounts shown as waived fees or reimbursed expenses on the Statement of Operations, for the period ended May 31, 2003 were waived by Funds Management, first from advisory fees, and then any remaining amount from custody fees collected.

6. INVESTMENT PORTFOLIO TRANSACTIONS

Purchases and sales of investments, exclusive of short-term securities (securities with maturities of one year or less at purchase date) for each Portfolio for the year ended May 31, 2003, were as follows:

Portfolio	Purchases at Cost	Sales Proceeds
Managed Fixed Income Portfolio	$261,857,396	$280,412,845
Stable Income Portfolio	737,305,266	296,928,426
Strategic Value Bond Portfolio	80,023,418	84,068,321
Tactical Maturity Bond Portfolio	683,037,755	264,232,808

NOTES TO FINANCIAL STATEMENTS	MASTER PORTFOLIOS

TO THE BOARD OF TRUSTEES AND SHAREHOLDERS OF  WELLS FARGO MASTER TRUST:

We have audited the accompanying statements of assets and liabilities, including the portfolios of investments, of the Managed Fixed Income Portfolio, Stable Income Portfolio, Strategic Value Bond Portfolio, and Tactical Maturity Bond Portfolio, four of the portfolios constituting the Wells Fargo Master Trust (collectively the “Portfolios”), as of May 31, 2003, and the related statements of operations, statements of changes in net assets and the financial highlights for the periods presented. These financial statements and financial highlights are the responsibility of the Trust’s management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with auditing standards generally accepted in the United States of America. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of May 31, 2003, by correspondence with the custodian and brokers or by other appropriate auditing procedures where replies from brokers were not received. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of each of the aforementioned funds of Wells Fargo Master Trust as of May 31, 2003, the results of their operations, changes in their net assets, and their financial highlights for the periods presented, in conformity with accounting principles generally accepted in the United States of America.

San Francisco, California

July 18, 2003

MASTER PORTFOLIOS	BOARD OF TRUSTEES

BOARD OF TRUSTEES

The following table provides basic information about the Board of Trustees (“Trustees”) of Wells Fargo Fund’s Trust (the “Trust”) and supplements, and should be read in conjunction with, the Prospectus and the Statement of Additional Information* of each Fund. Each of the Trustees listed below acts in identical capacities for each of the 90 funds comprising the Trust, Wells Fargo Variable Trust and Wells Fargo Master Trust (collectively the “Fund Complex”). All of the non-interested Trustees are also members of the Audit and Nominating Committees of each Trust in the Fund Complex. The address of each Trustee and Officer is 525 Market Street, 20th Floor, San Francisco, CA 94105. Each Trustee and Officer serves an indefinite term, however, each Trustee serves such term until reaching the mandatory retirement age established by the Trustees.

INTERESTED TRUSTEES**

Name and Age	Position held and length of service ***	Principal occupations during past five years	Other Directorships
Robert C. Brown 71	Trustee since 1992	Retired. Director, Federal Farm Credit Banks Funding Corporation and Farm Credit System Financial Assistance Corporation until February 1999.	None

J. Tucker Morse 58	Trustee since 1987	Private Investor/Real Estate Developer; Chairman of White Point Capital, LLC.	None

NON-INTERESTED TRUSTEES
Name and Age	Position held and length of service ***	Principal occupations during past five years	Other Directorships
Thomas S. Goho 60	Trustee since 1987	Wake Forest University, Calloway School of Business and Accountancy, Benson-Pruitt Professorship since 1999, Associate Professor of Finance 1994 - 1999.	None

Peter G. Gordon 60	Trustee since 1998 (Lead Trustee since 2001)	Chairman, CEO, and Co-Founder of Crystal Geyser Water Company and President of Crystal Geyser Roxane Water Company.	None

Richard M. Leach 69	Trustee since 1987	Retired. Prior there to, President of Richard M. Leach Associates (a financial consulting firm).	None

Timothy J. Penny 51	Trustee since 1996	Senior Counselor to the public relations firm of Himle-Horner and Senior Fellow at the Humphrey Institute, Minneapolis, Minnesota (a public policy organization).	None

Donald C. Willeke 62	Trustee since 1996	Principal in the law firm of Willeke & Daniels.	None

BOARD OF TRUSTEES	MASTER PORTFOLIOS

OFFICERS

Name and Age	Position held and length of service	Principal occupations during past five years	Other Directorships
Karla M. Rabusch 44	President, since 2003	Executive Vice President of Wells Fargo Bank, N.A. President of Wells Fargo Funds Management, LLC. Senior Vice President and Chief Administrative Officer of Wells Fargo Funds Management, LLC from March 2001 to March 2003. Vice President of Wells Fargo Bank, N.A. from December 1997 to May 2000.	None

Stacie D. DeAngelo 34	Treasurer, since 2003	Vice President of Wells Fargo Bank, N.A. Vice President of Operations for Wells Fargo Funds Management, LLC. Prior thereto, Operations Manager at Scudder Weisel Capital, LLC (2000 to 2001), Director of Shareholder Services at BISYS Fund Services (1999 to 2000) and Assistant Vice President of Operations with Nicholas-Applegate Capital Management (1993 to 1999).	None

C. David Messman 42	Secretary, since 2000	Vice President and Counsel of Wells Fargo Bank, N.A. since January 1996. Vice President and Secretary of Wells Fargo Funds Management, LLC since March 2001.	None

*	The Statement of Additional Information includes additional information about the Funds’ Trustees and is available, without charge, upon request, by calling 1-800-222-8222.
**	Currently, two of the seven Trustees are considered “interested persons” of the Trusts as defined in the Investment Company Act of 1940. One of the interested Trustees, Robert C. Brown, owns securities of Wells Fargo & Company, and one of the interested Trustees, J. Tucker Morse, is affiliated with a government securities dealer that is registered under the Securities Exchange Act of 1934, which is not itself affiliated with Wells Fargo Funds Management, LLC.
***	Length of service dates reflects a Trustee’s commencement of service with the Trust’s predecessor entities.

ITEM 2. CODE OF ETHICS

Not applicable pursuant to SEC Release No. 34-47262 (January 27, 2003).

ITEM 3. AUDIT COMMITTEE FINANCIAL EXPERT

Not applicable pursuant to SEC Release No. 34-47262 (January 27, 2003).

ITEM 4. PRINCIPAL ACCOUNTANT FEES AND SERVICES

Not applicable pursuant to SEC Release No. 34-47265 (January 28, 2003).

ITEMS 5-6. [RESERVED]

ITEM 7.  DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR

                CLOSED-END MANAGEMENT INVESTMENT COMPANIES

Not applicable.

ITEM 8. [RESERVED]

ITEM 9. CONTROLS AND PROCEDURES

(a) Not applicable pursuant to SEC Release No. 34-47262 (January 27, 2003).

(b) There were no significant changes in the Registrant’s internal controls or in other factors that could significantly affect these controls subsequent to the date of their evaluation, including any corrective actions with regard to significant deficiencies and material weaknesses.

ITEM 10. EXHIBITS

(a) Not applicable pursuant to SEC Release No. 34-47262 (January 27, 2003).

(b) A separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2 under the Act (17 CFR 270.30a-2) is attached as Exhibit 99.CERT.

(c) A separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(b) under the Act (17 CFR 270.30a-2(b)) and Section 1350 of Chapter 63 of Title 18 of the United States Code (18 U.S.C. 1350) is attached as Exhibit 99.906CERT. The certifications furnished pursuant to this paragraph will not be deemed “filed” for purposes of Section 18 of the Exchange Act (15 U.S.C. 78r), or otherwise subject to the liability of that section. Such certifications will not be deemed to be incorporated by reference into any filing under the Securities Act of 1933 or the Exchange Act, except to the extent that the registrant specifically incorporates it by reference.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

WELLS FARGO MASTER TRUST

By:	/s/ KARLA M. RABUSCH
Karla M. Rabusch President

Date: July 28, 2003

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

WELLS FARGO MASTER TRUST

By:	/s/ STACIE D. DEANGELO
Stacie D. DeAngelo Treasurer

Date: July 28, 2003